UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® New Markets Income Fund

September 30, 2005

1.808781.101 NMI-QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 14.6%
		Principal	Value
		Amount (d)

Bahamas (Nassau) – 0.4%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (f)		$5,787,000	$ 6,640,583
Brazil – 0.7%
Braskem SA:
11.75% 1/22/14 (f)		2,940,000	3,594,150
12.5% 11/5/08 (f)		3,035,000	3,592,681
Gerdau SA 8.875% (f)		3,380,000	3,430,700
TOTAL BRAZIL			10,617,531

Cayman Islands – 0.5%
CSN Islands VII Corp. 10.75% 9/12/08 (f)		3,025,000	3,418,250
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		3,660,000	4,071,750
TOTAL CAYMAN ISLANDS			7,490,000

Egypt – 0.4%
Telecom Egypt SAE:
10.7% 2/4/10 (g)	EGP	17,205,300	3,076,642
10.95% 2/4/10	EGP	17,205,300	3,106,513
TOTAL EGYPT			6,183,155

Germany – 1.0%
Citigroup Global Markets Deutschland AG 9.25%
4/19/14 (f)		6,690,000	7,392,450
Gazstream SA 5.625% 7/22/13 (f)		7,290,000	7,344,675
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank
AG for Kyivstar GSM) (f)		1,930,000	1,980,759
TOTAL GERMANY			16,717,884

Indonesia – 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		4,420,000	464,100
0% 7/5/01 (Reg. S) (c)		1,335,000	140,175
TOTAL INDONESIA			604,275

Korea (South) 0.2%
Hanarotelecom, Inc. 7% 2/1/12 (f)		3,930,000	3,900,525
Luxembourg 1.4%
Millicom International Cellular SA 10% 12/1/13		10,995,000	11,407,313
Mobile Telesystems Finance SA:
8% 1/28/12 (f)		7,230,000	7,663,800
8.375% 10/14/10 (f)		3,540,000	3,814,350
TOTAL LUXEMBOURG			22,885,463

Quarterly Report 2

Nonconvertible Bonds continued
	Principal	Value
	Amount (d)

Malaysia – 1.7%
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)	$ 1,670,000	$ 2,063,494
7.75% 8/15/15 (Reg. S)	3,800,000	4,586,125
Petronas Capital Ltd.:
7% 5/22/12	10,310,000	11,508,538
7.875% 5/22/22 (Reg. S)	4,805,000	5,964,206
TM Global, Inc. 5.25% 9/22/14	3,855,000	3,860,783
TOTAL MALAYSIA		27,983,146

Mexico – 0.2%
Desarrolladora Homex SA de CV 7.5% 9/28/15 (f)	4,005,000	4,005,000
Netherlands – 0.6%
PT Indosat International Finance Co. BV 7.125%
6/22/12 (f)	8,855,000	8,921,413
Russia – 3.5%
Mobile Telesystems Finance SA 9.75% 1/30/08 (Reg. S)	6,075,000	6,561,000
OAO Gazprom:
9.625% 3/1/13	28,090,000	34,691,150
10.5% 10/21/09	13,390,000	15,918,032
TOTAL RUSSIA		57,170,182

Tunisia – 0.3%
Banque Centrale de Tunisie 7.375% 4/25/12	3,855,000	4,346,513
United Kingdom – 0.2%
Standard Bank London Ltd. 8.125% 9/30/09	3,100,000	3,301,500
United States of America – 3.5%
Pemex Project Funding Master Trust:
7.75% 9/28/49	14,800,000	15,410,500
8.625% 2/1/22	2,995,000	3,676,363
9.125% 10/13/10	29,810,000	35,026,750
Southern Peru Copper Corp. 6.375% 7/27/15 (f)	2,320,000	2,334,008
TOTAL UNITED STATES OF AMERICA		56,447,621

TOTAL NONCONVERTIBLE BONDS
(Cost $234,796,197)		237,214,791

Government Obligations 75.2%

Argentina – 3.8%
Argentine Republic:
Gross Domestic Product Linked Security 12/15/35 (j)(k)	162,255,000	9,086,280

3		Quarterly Report

Investments (Unaudited) continued

Government Obligations continued
		Principal	Value
		Amount (d)

Argentina – continued
Argentine Republic: – continued
4.005% 8/3/12 (g)		$32,045,000	$ 25,510,618
discount 8.28% (with partial capitalization through
12/31/2013) 12/31/33 unit (i)		17,819,627	18,380,945
par 1.33% 12/31/38 unit (e)(i)		23,065,000	9,110,675
TOTAL ARGENTINA			62,088,518

Brazil – 16.0%
Brazilian Federative Republic:
Brady debt conversion bond 4.3125% 4/15/12 (g)		6,781,852	6,663,170
4.3125% 4/15/12 (g)		11,422,500	11,222,606
8% 1/15/18		15,130,000	16,022,670
8.75% 2/4/25		7,535,000	7,960,728
8.875% 10/14/19		8,545,000	9,284,143
8.875% 4/15/24		15,340,000	16,459,820
9.25% 10/22/10		10,185,000	11,442,848
10% 8/7/11		12,755,000	14,885,085
10.25% 6/17/13		31,555,000	37,597,765
10.5% 7/14/14		19,560,000	23,667,600
11% 1/11/12		15,270,000	18,705,750
11.5% 3/12/08		16,845,000	19,203,300
12% 4/15/10		27,815,000	34,031,653
12.5% 1/5/16	BRL	9,625,000	4,151,758
12.75% 1/15/20		9,825,000	13,681,313
14.5% 10/15/09		12,520,000	16,288,520
TOTAL BRAZIL			261,268,729

China – 0.7%
Peoples Republic of China 7.3% 12/15/08		10,580,000	11,433,806
Colombia – 3.9%
Colombian Republic:
8.125% 5/21/24		2,860,000	3,067,350
8.25% 12/22/14		3,590,000	4,024,390
9.75% 4/23/09		4,455,000	5,125,478
10% 1/23/12		6,385,000	7,719,465
10.375% 1/28/33		4,010,000	5,253,100
10.5% 7/9/10		13,195,000	15,965,950
10.75% 1/15/13		4,640,000	5,830,160
11.75% 2/25/20		12,015,000	16,712,865
TOTAL COLOMBIA			63,698,758

Quarterly Report

4

Government Obligations continued
	Principal	Value
	Amount (d)

Dominican Republic – 0.5%
Dominican Republic 9.04% 1/23/18 (f)	$7,441,824	$ 8,245,541
Ecuador 0.7%
Ecuador Republic:
9% 8/15/30 (Reg. S) (e)	8,510,000	8,029,185
12% 11/15/12 (f)	2,025,000	2,055,375
12% 11/15/12 (Reg. S)	1,010,000	1,025,150
TOTAL ECUADOR		11,109,710

El Salvador – 0.3%
El Salvador Republic 8.5% 7/25/11 (Reg. S)	4,230,000	4,879,305
Guatemala 0.2%
Guatemalan Republic (Reg. S) 10.25% 11/8/11	3,205,000	3,921,318
Indonesia – 0.1%
Indonesian Republic 7.25% 4/20/15 (f)	2,305,000	2,299,238
Ivory Coast – 0.2%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(g)	9,628,250	1,733,085
FLIRB 2.5% 3/29/18 (Reg. S) (c)(g)	11,330,000	2,039,400
TOTAL IVORY COAST		3,772,485

Jamaica – 0.3%
Jamaican Government 11.75% 5/15/11 (Reg. S)	3,230,000	4,118,250
Lebanon 2.7%
Lebanese Republic:
6.77% 11/30/09 (f)(g)	10,940,000	11,049,400
6.77% 11/30/09 (g)	3,165,000	3,196,650
10.125% 8/6/08	3,555,000	3,830,513
10.25% 10/6/09 (Reg. S)	6,520,000	7,180,150
11.625% 5/11/16 (Reg. S)	15,275,000	17,871,750
TOTAL LEBANON		43,128,463

Mexico – 10.2%
United Mexican States:
5.875% 1/15/14	14,560,000	15,055,040
6.375% 1/16/13	8,705,000	9,262,120
6.625% 3/3/15	23,180,000	25,208,250
6.75% 9/27/34	29,130,000	31,023,450
7.5% 1/14/12	10,155,000	11,409,143
7.5% 4/8/33	18,295,000	21,176,463
8% 9/24/22	7,720,000	9,368,220
8.125% 12/30/19	14,980,000	18,200,700

5		Quarterly Report

Investments (Unaudited) continued

Government Obligations continued
		Principal	Value
		Amount (d)

Mexico – continued
United Mexican States: – continued
11.375% 9/15/16		$9,510,000	$ 14,041,515
11.5% 5/15/26		7,130,000	11,443,650
TOTAL MEXICO			166,188,551

Nigeria – 0.2%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		3,075,162	3,018,978
warrants 11/15/20 (a)(h)		4,000	260,000
TOTAL NIGERIA			3,278,978

Pakistan 0.2%
Pakistani Republic 6.75% 2/19/09		3,405,000	3,481,613
Panama – 1.9%
Panamanian Republic:
7.25% 3/15/15		4,980,000	5,453,100
8.875% 9/30/27		2,410,000	2,958,275
9.375% 7/23/12		2,925,000	3,539,250
9.375% 1/16/23		4,185,000	5,283,563
9.375% 4/1/29		1,425,000	1,814,738
9.625% 2/8/11		10,260,000	12,250,440
TOTAL PANAMA			31,299,366

Peru 3.0%
Peruvian Republic:
7.35% 7/21/25		3,555,000	3,768,300
8.375% 5/3/16		4,695,000	5,497,845
8.75% 11/21/33		6,685,000	8,088,850
9.125% 2/21/12		9,690,000	11,628,000
9.875% 2/6/15		4,465,000	5,704,038
euro Brady past due interest 5% 3/7/17 (g)		14,739,500	14,481,559
TOTAL PERU			49,168,592

Philippines – 6.4%
Philippine Republic:
8.25% 1/15/14		5,745,000	5,953,256
8.375% 3/12/09		4,885,000	5,165,888
8.375% 2/15/11		25,200,000	26,365,500
8.875% 3/17/15		7,120,000	7,609,500
9% 2/15/13		11,330,000	12,179,750
9.375% 1/18/17		5,080,000	5,562,600
9.5% 2/2/30		11,055,000	11,801,213

Quarterly Report	6

Government Obligations continued
	Principal	Value
	Amount (d)

Philippines – continued
Philippine Republic: – continued
9.875% 3/16/10	$6,420,000	$ 7,142,250
9.875% 1/15/19	6,680,000	7,464,900
10.625% 3/16/25	12,840,000	14,990,700
TOTAL PHILIPPINES		104,235,557

Russia – 4.8%
Russian Federation:
5% 3/31/30 (Reg. S) (e)	18,562,500	21,346,875
11% 7/24/18 (Reg. S)	19,392,000	29,514,624
12.75% 6/24/28 (Reg. S)	14,022,000	26,431,470
TOTAL RUSSIA		77,292,969

Serbia & Montenegro – 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)	5,575,000	4,961,750
South Africa 1.6%
South African Republic:
7.375% 4/25/12	17,945,000	20,232,988
8.5% 6/23/17	2,395,000	3,053,625
9.125% 5/19/09	3,025,000	3,444,719
TOTAL SOUTH AFRICA		26,731,332

Turkey 6.8%
Turkish Republic:
7% 6/5/20	4,645,000	4,586,938
7.25% 3/15/15	7,280,000	7,671,300
7.375% 2/5/25	4,635,000	4,629,206
9% 6/30/11	4,340,000	4,991,000
9.5% 1/15/14	9,765,000	11,791,238
11% 1/14/13	13,105,000	16,774,400
11.5% 1/23/12	19,135,000	24,492,800
11.75% 6/15/10	20,175,000	25,168,313
11.875% 1/15/30	615,000	902,513
12.375% 6/15/09	7,740,000	9,520,200
TOTAL TURKEY		110,527,908

Ukraine – 0.9%
City of Kiev 8.75% 8/8/08	4,995,000	5,338,656

7 Quarterly Report

Investments (Unaudited) continued

Government Obligations continued
		Principal	Value
		Amount (d)

Ukraine – continued
Ukraine Government:
7.3431% 8/5/09 (g)		$3,455,000	$ 3,765,950
7.65% 6/11/13 (Reg. S)		4,730,000	5,214,825
TOTAL UKRAINE			14,319,431

Uruguay – 0.2%
Uruguay Republic 7.25% 2/15/11		2,650,000	2,756,000
Venezuela – 9.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		168,700	5,735,800
4.64% 4/20/11 (g)		36,395,000	36,031,050
5.375% 8/7/10		23,605,000	22,991,270
7% 12/1/18 (Reg. S)		5,395,000	5,300,588
7.65% 4/21/25		9,065,000	9,169,248
9.25% 9/15/27		21,635,000	25,605,023
9.375% 1/13/34		7,195,000	8,515,283
10.75% 9/19/13		18,230,000	22,741,925
13.625% 8/15/18		10,558,000	15,625,840
TOTAL VENEZUELA			151,716,027

TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,147,317,662)		1,225,922,195

Common Stocks 0.4%
		Shares

Bermuda – 0.1%
APP China Group Ltd.		42,508	2,210,416
Turkey 0.3%
Tupras Turkiye Petrol Rafinerileri AS		264,000	4,646,714
TOTAL COMMON STOCKS
(Cost $5,952,451)			6,857,130

Sovereign Loan Participations 0.3%
		Principal
		Amount (d)

Morocco – 0.3%
Moroccan Kingdom loan participation – JP Morgan
4.7188% 1/2/09 (g)
(Cost $4,264,699)		$4,302,500	4,302,500

Quarterly Report	8

Money Market Funds 7.0%
		Shares	Value
Fidelity Cash Central Fund, 3.82% (b)
(Cost $114,192,216)		114,192,216 $ 114,192,216
Purchased Options 0.0%
	Expiration	Underlying Face
	Date/Strike Price	Amount
Russia – 0.0%
Morgan Stanley Call Option on
$89,215,000 notional amount of
Russian Federation 5% 3/31/30	October
(Reg. S)	2005/
(Cost $606,662)	$115.00	$ 102,597,250	419,311

TOTAL INVESTMENT PORTFOLIO – 97.5%
(Cost $1,507,129,887)		1,588,908,143

NET OTHER ASSETS – 2.5%			40,083,981

NET ASSETS 100%		$ 1,628,992,124

Security Type Abbreviation

FLIRB — Front Loaded Interest Reduction Bonds

Currency Abbreviations

BRL — Brazilian real EGP — Egyptian pound

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Non-income producing – Issuer is in
default.

(d) Principal amount is stated in United
States dollars unless otherwise noted.

(e) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(f) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $101,180,498
or 6.2% of net assets.

(g) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(h) Quantity represents share amount.

(i) Includes attached Argentine Republic
Gross Domestic Product-Linked
Securities, expiring 12/15/35.

9 Quarterly Report

Investments (Unaudited) continued

(j) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(k) Security is linked to Argentine Republic
Gross Domestic Product (GDP). Security
does not pay principal over life of
security or at expiration. Payments are
based on growth of Argentine GDP,
subject to certain conditions.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,505,972,486. Net unrealized appreciation aggregated $82,935,657, of which $87,795,849 related to appreciated investment securities and $4,860,192 related to depreciated investment securities.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

11 Quarterly Report

Quarterly Holdings Report for Fidelity® Strategic Income Fund

September 30, 2005

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Corporate Bonds 38.2%
	Principal Amount		Value
		(000s) (j)	(000s)
Convertible Bonds 0.1%

INFORMATION TECHNOLOGY – 0.1%
Semiconductors & Semiconductor Equipment – 0.1%
Atmel Corp. 0% 5/23/21		$6,275	$2,937
ON Semiconductor Corp. 0% 4/15/24		620	483
			3,420
Nonconvertible Bonds – 38.1%

CONSUMER DISCRETIONARY – 10.0%
Auto Components 0.9%
Affinia Group, Inc. 9% 11/30/14 (f)		7,035	5,487
Delco Remy International, Inc.:
9.375% 4/15/12		830	440
11% 5/1/09		2,055	1,356
Delphi Corp.:
6.5% 8/15/13		1,370	932
7.125% 5/1/29		1,215	778
Goodyear Tire & Rubber Co. 9% 7/1/15 (f)		4,375	4,309
Intermet Corp. 9.75% 6/15/09 (c)		3,090	1,051
Stoneridge, Inc. 11.5% 5/1/12		635	670
Tenneco Automotive, Inc. 8.625% 11/15/14		5,350	5,350
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		4,626	5,031
11% 2/15/13		2,439	2,768
United Components, Inc. 9.375% 6/15/13		610	610
Visteon Corp. 7% 3/10/14		6,710	5,838
			34,620
Automobiles – 0.1%
DaimlerChrysler AG 1.75% 11/18/05	JPY	100,000	883
Fiat Finance & Trade Ltd. 5.75% 5/25/06	EUR	800	975
Renault SA 0.3356% 4/23/07 (h)	JPY	200,000	1,755
Volkswagen Financial Services NV 5.5% 9/20/06	GBP	500	888
			4,501
Diversified Consumer Services – 0.2%
Service Corp. International (SCI):
6.75% 4/1/16		4,050	4,060
7% 6/15/17 (f)		3,220	3,260
			7,320
Hotels, Restaurants & Leisure 1.9%
Carrols Corp. 9% 1/15/13 (f)		4,090	4,141

13			Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal Amount	Value
	(000s) (j)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure continued
Chukchansi Economic Development Authority 14.5%
6/15/09 (f)	$470	$566
Domino’s, Inc. 8.25% 7/1/11	864	912
Gaylord Entertainment Co.:
6.75% 11/15/14	8,465	8,211
8% 11/15/13	2,055	2,163
Herbst Gaming, Inc. 8.125% 6/1/12	1,125	1,176
ITT Corp. 7.375% 11/15/15	2,850	3,092
Kerzner International Ltd. 6.75% 10/1/15 (f)	5,240	5,135
Mandalay Resort Group:
6.375% 12/15/11	1,780	1,773
6.5% 7/31/09	2,865	2,869
MGM MIRAGE:
6% 10/1/09	1,360	1,346
6.625% 7/15/15 (f)	7,960	7,895
6.75% 9/1/12	1,685	1,702
8.5% 9/15/10	275	299
Mohegan Tribal Gaming Authority 6.875% 2/15/15 .	3,040	3,101
Morton’s Restaurant Group, Inc. 7.5% 7/1/10	1,845	1,836
Penn National Gaming, Inc. 6.75% 3/1/15	2,540	2,496
Scientific Games Corp. 6.25% 12/15/12	880	878
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07	1,925	1,985
7.875% 5/1/12	1,480	1,617
Station Casinos, Inc. 6% 4/1/12	2,740	2,740
Town Sports International Holdings, Inc. 0%
2/1/14 (d)	8,065	5,404
Universal City Development Partners Ltd./UCDP
Finance, Inc. 11.75% 4/1/10	3,280	3,706
Uno Restaurant Corp. 10% 2/15/11 (f)	1,820	1,684
Vail Resorts, Inc. 6.75% 2/15/14	6,165	6,150
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)(f)	1,610	1,143
9% 1/15/12 (f)	950	993
Waterford Gaming LLC/Waterford Gaming Finance
Corp. 8.625% 9/15/12 (f)	811	876
Wheeling Island Gaming, Inc. 10.125% 12/15/09	1,300	1,365
		77,254

Quarterly Report

14

Corporate Bonds continued
	Principal Amount	Value
	(000s) (j)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Household Durables – 0.8%
D.R. Horton, Inc. 7.875% 8/15/11	$200	$216
Desarrolladora Homex SA de CV 7.5% 9/28/15 (f)	1,540	1,540
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (f)(h)	920	899
7.875% 12/15/12 (f)	11,765	10,647
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	970	931
6.25% 1/15/15	1,750	1,645
7.75% 5/15/13	4,210	4,315
KB Home 8.625% 12/15/08	1,800	1,944
Meritage Homes Corp. 6.25% 3/15/15	2,590	2,363
Standard Pacific Corp.:
7.75% 3/15/13	1,000	1,010
9.25% 4/15/12	1,535	1,646
Stanley-Martin Communities LLC 9.75% 8/15/15 (f) .	810	800
Technical Olympic USA, Inc. 7.5% 1/15/15	2,690	2,374
Tempur-Pedic, Inc./Tempur Production USA, Inc.
10.25% 8/15/10	1,395	1,521
		31,851
Leisure Equipment & Products – 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	950	941
Media – 5.1%
Cablevision Systems Corp. 8% 4/15/12	15,055	14,490
CanWest Media, Inc. 8% 9/15/12	1,130	1,198
CCH I Holdings LLC/CCH I Capital Corp. 0%
5/15/14 (d)(f)	1,400	1,008
CCH I LLC / CCH I Capital Corp. 11% 10/1/15 (f)	9,899	9,652
Charter Communications Holding II LLC/Charter
Communications Holdings II Capital Corp. 10.25%
9/15/10	3,650	3,741
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp. 8%
4/30/12 (f)	3,000	3,030
Corus Entertainment, Inc. 8.75% 3/1/12	1,875	2,011
CSC Holdings, Inc.:
6.75% 4/15/12 (f)	5,610	5,231
7.625% 4/1/11	3,575	3,512
7.625% 7/15/18	17,830	16,760
7.875% 2/15/18	14,635	14,104

15		Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
		Principal Amount	Value
		(000s) (j)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Media – continued
Dex Media, Inc. 8% 11/15/13		$7,040	$7,216
EchoStar DBS Corp.:
6.625% 10/1/14		15,955	15,776
9.125% 1/15/09		948	1,001
Entercom Radio LLC/Entercom Capital, Inc. 7.625%
3/1/14		2,910	3,005
Globo Comunicacoes e Participacoes SA (Reg. S)
7.375% 10/20/11 (e)		2,967	2,889
Haights Cross Communications, Inc. 0% 8/15/11 (d) .		2,480	1,562
Haights Cross Operating Co. 11.75% 8/15/11		2,700	2,957
Houghton Mifflin Co.:
0% 10/15/13 (d)		12,120	9,120
8.25% 2/1/11		2,845	2,937
9.875% 2/1/13		9,435	10,001
iesy Repository GmbH 10.375% 2/15/15 (f)		3,210	3,354
IMAX Corp. 9.625% 12/1/10		2,640	2,838
Innova S. de R.L. 9.375% 9/19/13		10,555	11,940
Lamar Media Corp. 7.25% 1/1/13		390	408
Liberty Media Corp.:
5.7% 5/15/13		7,015	6,401
8.5% 7/15/29		7,010	6,787
PanAmSat Corp. 6.375% 1/15/08		920	925
R.H. Donnelley Corp. 6.875% 1/15/13		5,520	5,203
Radio One, Inc. 6.375% 2/15/13 (f)		1,360	1,336
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (f)		4,230	4,547
10.375% 9/1/14 (f)		13,705	15,658
Rogers Cable, Inc.:
5.5% 3/15/14		855	795
6.25% 6/15/13		4,075	3,973
6.75% 3/15/15		1,055	1,060
Sun Media Corp. Canada 7.625% 2/15/13		2,000	2,110
Susquehanna Media Co. 7.375% 4/15/13		1,090	1,139
The Reader’s Digest Association, Inc. 6.5% 3/1/11		3,510	3,563
			203,238
Multiline Retail – 0.6%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	2,000	2,466

Quarterly Report

16

Corporate Bonds continued
	Principal Amount		Value
		(000s) (j)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Multiline Retail – continued
Neiman Marcus Group, Inc.:
9% 10/15/15 (f)		$7,840	$7,860
10.375% 10/15/15 (f)		8,795	8,795
Pinault Printemps Redoute SA 5% 1/23/09	EUR	2,000	2,542
			21,663
Specialty Retail – 0.1%
AutoNation, Inc. 9% 8/1/08		2,640	2,851
Textiles, Apparel & Luxury Goods – 0.3%
AAC Group Holding Corp. 0% 10/1/12 (d)(f)		6,890	4,961
Jostens Holding Corp. 0% 12/1/13 (d)		2,320	1,711
Levi Strauss & Co. 9.75% 1/15/15		5,185	5,289
			11,961

TOTAL CONSUMER DISCRETIONARY			396,200

CONSUMER STAPLES 0.6%
Food & Staples Retailing – 0.3%
Ahold Finance USA, Inc.:
6.5% 3/14/17	GBP	2,000	3,504
8.25% 7/15/10		4,485	4,889
J. Sainsbury PLC 5.25% 5/17/07	GBP	1,200	2,124
Southern States Cooperative, Inc. 10.5% 11/1/10 (f) .		1,230	1,285
			11,802
Food Products 0.3%
Dean Foods Co.:
6.625% 5/15/09		40	41
6.9% 10/15/17		1,050	1,092
Doane Pet Care Co. 10.75% 3/1/10		1,050	1,166
Hines Nurseries, Inc. 10.25% 10/1/11		520	536
Michael Foods, Inc. 8% 11/15/13		610	627
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11		1,915	1,992
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		2,670	2,537
Reddy Ice Holdings, Inc. 0% 11/1/12 (d)		4,290	3,389
Tate & Lyle International Finance PLC 5.75% 10/6/06	EUR	1,075	1,331
			12,711

17 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal Amount	Value
	(000s) (j)	(000s)
Nonconvertible Bonds continued

CONSUMER STAPLES – continued
Household Products – 0.0%
Central Garden & Pet Co. 9.125% 2/1/13	$320	$342
Personal Products 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14	700	714

TOTAL CONSUMER STAPLES		25,569

ENERGY 4.4%
Energy Equipment & Services – 0.6%
CHC Helicopter Corp. 7.375% 5/1/14	2,915	2,988
Hanover Compressor Co.:
8.625% 12/15/10	720	776
9% 6/1/14	2,720	2,999
Ocean Rig Norway AS 8.375% 7/1/13 (f)	1,330	1,443
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26
(Reg. S)	7,015	8,668
Seabulk International, Inc. 9.5% 8/15/13	5,070	5,698
SESI LLC 8.875% 5/15/11	30	32
		22,604
Oil, Gas & Consumable Fuels – 3.8%
ANR Pipeline, Inc.:
7.375% 2/15/24	2,700	2,757
8.875% 3/15/10	3,370	3,648
Chesapeake Energy Corp.:
6.5% 8/15/17 (f)	4,220	4,289
7% 8/15/14	1,135	1,192
7.5% 6/15/14	1,115	1,199
El Paso Corp. 7.625% 8/16/07 (f)	1,670	1,708
El Paso Production Holding Co. 7.75% 6/1/13	5,000	5,250
Energy Partners Ltd. 8.75% 8/1/10	5,155	5,413
EXCO Resources, Inc. 7.25% 1/15/11	880	906
Forest Oil Corp. 8% 12/15/11	190	209
Gazstream SA 5.625% 7/22/13 (f)	5,470	5,511
General Maritime Corp. 10% 3/15/13	4,420	4,851
Harvest Operations Corp. 7.875% 10/15/11	1,540	1,521
Houston Exploration Co. 7% 6/15/13	680	700
Hurricane Finance BV:
9.625% 2/12/10 (f)	260	298
9.625% 2/12/10 (Reg. S)	2,320	2,656

Quarterly Report 18

Corporate Bonds continued
	Principal Amount		Value
		(000s) (j)	(000s)
Nonconvertible Bonds continued

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
InterNorth, Inc. 9.625% 3/15/06 (c)		$1,490	$566
Luscar Coal Ltd. 9.75% 10/15/11		1,400	1,519
Markwest Energy Partners LP/ Markwest Energy
Finance Corp. 6.875% 11/1/14 (f)		4,560	4,469
Massey Energy Co. 6.625% 11/15/10		1,655	1,692
MOL Hungarian Oil & Gas 3.875% 10/5/15	EUR	1,000	1,197
OAO Gazprom 9.625% 3/1/13		7,090	8,756
Pan American Energy LLC 7.125% 10/27/09 (f)		2,725	2,827
Pemex Project Funding Master Trust:
5.17% 6/15/10 (f)(h)		2,805	2,917
5.5% 2/24/25 (f)	EUR	750	913
7.75% 9/28/49		9,036	9,409
8.625% 2/1/22		8,470	10,397
Petrobras Energia SA 9.375% 10/30/13		2,600	2,964
Pogo Producing Co. 6.875% 10/1/17 (f)		5,260	5,352
Range Resources Corp. 7.375% 7/15/13		2,945	3,151
Ship Finance International Ltd. 8.5% 12/15/13		7,525	7,393
Teekay Shipping Corp. 8.875% 7/15/11		5,465	6,203
The Coastal Corp.:
6.375% 2/1/09		330	322
7.75% 6/15/10		1,645	1,676
7.75% 10/15/35		240	230
Venoco, Inc. 8.75% 12/15/11		1,980	2,064
Vintage Petroleum, Inc. 8.25% 5/1/12		1,065	1,142
Williams Co., Inc. Credit Linked Certificate Trust III
6.75% 4/15/09 (f)		2,680	2,724
Williams Companies, Inc.:
6.375% 10/1/10 (f)		5,240	5,207
7.625% 7/15/19		11,060	12,000
7.75% 6/15/31		1,800	1,935
7.875% 9/1/21		4,260	4,707
8.75% 3/15/32		3,605	4,272
YPF SA:
10% 11/2/28		2,435	2,957
yankee 9.125% 2/24/09		2,401	2,665
			153,734

TOTAL ENERGY			176,338

19 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
		Principal Amount	Value
		(000s) (j)	(000s)
Nonconvertible Bonds continued

FINANCIALS – 3.5%
Capital Markets 0.2%
Banco BPI SA 0.1069% 2/12/07 (h)	JPY	200,000	$1,751
Bank of Scotland International Australia Ltd. 2.9729%
9/7/06 (h)	CAD	1,500	1,291
E*TRADE Financial Corp. 7.375% 9/15/13 (f)		1,530	1,545
Macquarie Bank Ltd. 0.2056% 2/10/06 (h)	JPY	200,000	1,761
Merrill Lynch & Co., Inc. 0.3756% 5/28/08 (h)	JPY	200,000	1,770
UFJ Bank Ltd. 0.6806% 5/29/11 (h)	JPY	200,000	1,765
			9,883
Commercial Banks – 1.0%
Australia & New Zealand Banking Group Ltd.
3.1386% 12/29/06 (h)	CAD	1,500	1,291
Banca Popolare di Lodi Investment Trust 6.742%
6/30/49 (h)	EUR	1,500	1,968
Commonwealth Bank of Australia 2.9771%
11/28/06 (h)	CAD	1,500	1,291
European Investment Bank 4% 10/15/37	EUR	5,190	6,546
Export-Import Bank of Korea 0.1556% 11/4/05 (h)	JPY	600,000	5,285
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	300,000	2,615
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner
Bank AG for Kyivstar GSM) (f)		5,325	5,465
Rabobank Nederland 2.9143% 2/23/07 (h)	CAD	2,000	1,720
Standard Chartered Bank PLC 3.625% 2/3/17 (e)	EUR	530	647
Sumitomo Mitsui Banking Corp. (Reg. S) 4.375%
10/15/49 (h)	EUR	2,000	2,427
Vimpel Communications 10% 6/16/09 (Issued by UBS
Luxembourg SA for Vimpel Communications)		9,055	10,006
Westpac Banking Corp. 2.7843% 1/27/06 (h)	CAD	1,500	1,290
			40,551
Consumer Finance – 0.5%
Countrywide Home Loans, Inc. 3.1029% 3/7/06 (h) .	CAD	1,500	1,290
Ford Credit Europe PLC:
3.146% 9/30/09 (h)	EUR	1,750	1,871
5% 7/16/07	EUR	250	301
Ford Motor Credit Co. 6.625% 6/16/08		14,900	14,583
GMAC International Finance BV:
3.084% 3/1/06 (h)	EUR	500	600

Quarterly Report

20

Corporate Bonds continued
		Principal Amount	Value
		(000s) (j)	(000s)
Nonconvertible Bonds continued

FINANCIALS – continued
Consumer Finance – continued
GMAC International Finance BV: – continued
3.956% 10/3/05 (h)	EUR	493	$593
5.625% 7/13/07	EUR	775	934
			20,172
Diversified Financial Services – 0.7%
Aries Vermogensverwaltngs GmbH 9.6% 10/25/14 (f)		2,000	2,640
BAT International Finance PLC 2.956% 4/3/06 (h)	EUR	2,000	2,413
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	15,000	13,386
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75% 11/15/13		1,390	1,369
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	1,500	1,822
Global Cash Access LLC/Global Cash Access Finance
Corp. 8.75% 3/15/12		4,165	4,477
Volkswagen International Finance NV 0.3875%
11/30/07 (h)	JPY	300,000	2,641
			28,748
Insurance – 0.1%
AIG SunAmerica Institutional Funding III Ltd. 5.5%
3/7/11	EUR	1,000	1,343
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h) .	EUR	2,000	2,396
			3,739
Real Estate 0.6%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (f)		3,810	3,810
8.125% 6/1/12		4,495	4,686
BF Saul REIT 7.5% 3/1/14		4,460	4,594
Crescent Real Estate Equities LP/Crescent Finance Co.
9.25% 4/15/09		3,745	4,026
Senior Housing Properties Trust:
7.875% 4/15/15		2,420	2,577
8.625% 1/15/12		3,610	4,016
			23,709
Thrifts & Mortgage Finance – 0.4%
Nationwide Building Society 0.0819% 3/3/06 (h)	JPY	200,000	1,762

21 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal Amount	Value
	(000s) (j)	(000s)
Nonconvertible Bonds continued

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Residential Capital Corp.:
6.375% 6/30/10 (f)	$7,020	$7,119
6.875% 6/30/15 (f)	4,995	5,227
		14,108

TOTAL FINANCIALS		140,910

HEALTH CARE – 1.3%
Biotechnology – 0.0%
Polypore, Inc. 8.75% 5/15/12	2,245	1,998
Health Care Providers & Services – 1.1%
AmeriPath, Inc. 10.5% 4/1/13	4,205	4,373
Beverly Enterprises, Inc. 7.875% 6/15/14	6,915	7,589
HCA, Inc.:
5.75% 3/15/14	1,000	960
6.75% 7/15/13	4,500	4,558
National Nephrology Associates, Inc. 9% 11/1/11 (f)	700	779
PacifiCare Health Systems, Inc. 10.75% 6/1/09	1,037	1,125
Psychiatric Solutions, Inc. 10.625% 6/15/13	373	425
Rural/Metro Corp. 9.875% 3/15/15 (f)	2,335	2,417
Triad Hospitals, Inc. 7% 11/15/13	9,265	9,381
U.S. Oncology, Inc. 9% 8/15/12	1,660	1,793
Vanguard Health Holding Co. I 0% 10/1/15 (d)	480	346
Vanguard Health Holding Co. II LLC 9% 10/1/14	7,965	8,483
		42,229
Pharmaceuticals – 0.2%
CDRV Investors, Inc. 0% 1/1/15 (d)	5,065	2,887
Elan Finance PLC/Elan Finance Corp. 7.75%
11/15/11 (f)	2,105	1,842
Leiner Health Products, Inc. 11% 6/1/12	2,435	2,082
VWR International, Inc.:
6.875% 4/15/12	170	168
8% 4/15/14	480	468
		7,447

TOTAL HEALTH CARE		51,674

Quarterly Report

22

Corporate Bonds continued
	Principal Amount		Value
		(000s) (j)	(000s)
Nonconvertible Bonds continued

INDUSTRIALS – 2.7%
Aerospace & Defense – 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11		$1,825	$1,916
Bombardier, Inc. 6.25% 2/23/06	GBP	750	1,326
Orbimage Holdings, Inc. 13.19% 7/1/12 (f)(h)		2,250	2,396
			5,638
Airlines – 0.4%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		3,459	2,335
7.379% 11/23/17		1,292	872
AMR Corp. 9% 9/15/16		855	573
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		162	139
6.9% 7/2/18		998	838
8.312% 10/2/12		1,404	1,152
8.388% 5/1/22		82	68
9.798% 4/1/21		3,490	3,455
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		1,190	1,149
7.711% 9/18/11		1,225	882
7.92% 5/18/12		4,195	3,020
10.06% 1/2/16 (c)		160	80
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		287	260
7.248% 7/2/14		452	59
7.626% 4/1/10		126	59
7.691% 4/1/17		522	376
7.95% 9/1/16		1,337	1,043
8.07% 1/2/15		2,012	342
8.304% 9/1/10		382	279
NWA Trust 10.23% 6/21/14		311	233
			17,214
Building Products 0.4%
Jacuzzi Brands, Inc. 9.625% 7/1/10		5,640	6,007
Maax Holdings, Inc. 0% 12/15/12 (d)(f)		6,050	2,662
NTK Holdings, Inc. 0% 3/1/14 (d)		8,740	4,960
			13,629
Commercial Services & Supplies – 0.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13 .		200	188

23			Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal Amount	Value
	(000s) (j)	(000s)
Nonconvertible Bonds continued

INDUSTRIALS – continued
Commercial Services & Supplies – continued
Allied Security Escrow Corp. 11.375% 7/15/11	$2,950	$2,862
Browning-Ferris Industries, Inc.:
7.4% 9/15/35	220	194
9.25% 5/1/21	250	253
FTI Consulting, Inc. 7.625% 6/15/13 (f)	920	934
Mac-Gray Corp. 7.625% 8/15/15 (f)	850	871
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (f)	530	611
Williams Scotsman, Inc. 8.5% 10/1/15 (f)	3,490	3,534
		9,447
Construction & Engineering – 0.1%
Blount, Inc. 8.875% 8/1/12	1,590	1,693
Electrical Equipment – 0.4%
FIMEP SA 10.5% 2/15/13	5,965	6,815
General Cable Corp. 9.5% 11/15/10	3,930	4,136
Polypore, Inc. 0% 10/1/12 (d)	7,860	4,205
		15,156
Machinery – 0.1%
Chart Industries, Inc. 9.125% 10/15/15 (f)(g)	1,410	1,435
Cummins, Inc.:
7.125% 3/1/28	2,195	2,239
9.5% 12/1/10 (h)	290	319
Navistar International Corp. 7.5% 6/15/11	860	869
		4,862
Marine – 0.3%
American Commercial Lines LLC/ACL Finance Corp.
9.5% 2/15/15	1,140	1,231
H-Lines Finance Holding Corp. 0% 4/1/13 (d)(f)	2,705	2,211
OMI Corp. 7.625% 12/1/13	6,465	6,675
Ultrapetrol Bahamas Ltd. 9% 11/24/14	2,360	2,171
		12,288
Road & Rail 0.5%
Grupo TMM SA de CV 10.5% 8/1/07 (f)	2,688	2,581
Kansas City Southern Railway Co.:
7.5% 6/15/09	3,400	3,553
9.5% 10/1/08	1,715	1,878

Quarterly Report

24

Corporate Bonds continued
	Principal Amount	Value
	(000s) (j)	(000s)
Nonconvertible Bonds continued

INDUSTRIALS – continued
Road & Rail – continued
TFM SA de CV:
9.375% 5/1/12 (f)	$6,730	$7,201
yankee 10.25% 6/15/07	2,451	2,610
		17,823
Trading Companies & Distributors – 0.2%
Ahern Rentals, Inc. 9.25% 8/15/13 (f)	700	716
Neff Rent LLC/Neff Finance Corp. 11.25%
6/15/12 (f)	7,785	8,213
		8,929

TOTAL INDUSTRIALS		106,679

INFORMATION TECHNOLOGY – 3.1%
Communications Equipment – 0.6%
L 3 Communications Corp. 6.375% 10/15/15 (f)	4,910	4,947
Lucent Technologies, Inc.:
6.45% 3/15/29	16,490	14,449
6.5% 1/15/28	3,670	3,179
		22,575
Electronic Equipment & Instruments – 0.3%
Altra Industrial Motion, Inc. 9% 12/1/11 (f)	1,290	1,264
Celestica, Inc. 7.875% 7/1/11	10,510	10,694
		11,958
IT Services – 0.9%
Iron Mountain, Inc.:
6.625% 1/1/16	14,115	13,268
8.25% 7/1/11	620	632
8.625% 4/1/13	1,080	1,123
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (f)(h)	3,620	3,733
9.125% 8/15/13 (f)	6,770	6,939
10.25% 8/15/15 (f)	10,370	10,526
		36,221
Office Electronics – 0.9%
Xerox Capital Trust I 8% 2/1/27	10,920	11,357

25 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal Amount	Value
	(000s) (j)	(000s)
Nonconvertible Bonds continued

INFORMATION TECHNOLOGY – continued
Office Electronics – continued
Xerox Corp.:
7.2% 4/1/16	$4,495	$4,787
7.625% 6/15/13	17,830	19,034
		35,178
Semiconductors & Semiconductor Equipment – 0.4%
Freescale Semiconductor, Inc. 7.125% 7/15/14	7,415	7,860
New ASAT Finance Ltd. 9.25% 2/1/11	2,855	2,070
Semiconductor Note Participation Trust 0% 8/4/11 (f)	740	1,184
Viasystems, Inc. 10.5% 1/15/11	5,785	5,669
		16,783

TOTAL INFORMATION TECHNOLOGY		122,715

MATERIALS 3.6%
Chemicals – 1.3%
America Rock Salt Co. LLC 9.5% 3/15/14	1,670	1,699
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	11,185	12,415
Braskem SA 11.75% 1/22/14 (f)	1,200	1,467
Compass Minerals Group, Inc. 10% 8/15/11	1,260	1,361
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (d)	1,735	1,232
Series B, 0% 10/1/14 (d)	9,800	6,860
Equistar Chemicals LP/Equistar Funding Corp.
10.625% 5/1/11	1,330	1,456
Huntsman Advanced Materials LLC:
11% 7/15/10	1,280	1,440
11.83% 7/15/08 (h)	370	389
Huntsman ICI Chemicals LLC 10.125% 7/1/09	2,498	2,573
Huntsman LLC:
11.0988% 7/15/11 (h)	830	880
11.625% 10/15/10	641	737
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	7,220	5,271
Lyondell Chemical Co. 11.125% 7/15/12	1,330	1,503
Millennium America, Inc. 9.25% 6/15/08	3,660	3,953
Phibro Animal Health Corp. 13% 12/1/07 unit	2,249	2,384
Resolution Performance Products LLC/RPP Capital
Corp. 9.5% 4/15/10	755	778

Quarterly Report

26

Corporate Bonds continued
	Principal Amount		Value
		(000s) (j)	(000s)
Nonconvertible Bonds continued

MATERIALS – continued
Chemicals – continued
Solutia, Inc.:
6.72% 10/15/37 (c)		$1,205	$1,060
7.375% 10/15/27 (c)		3,375	2,970
			50,428
Construction Materials 0.0%
Texas Industries, Inc. 7.25% 7/15/13 (f)		820	857
Containers & Packaging – 0.7%
AEP Industries, Inc. 7.875% 3/15/13		920	909
BWAY Corp. 10% 10/15/10		2,380	2,517
Constar International, Inc. 11% 12/1/12		2,635	1,660
Crown Cork & Seal, Inc.:
7.5% 12/15/96		1,150	978
8% 4/15/23		8,565	8,351
Crown European Holdings SA:
9.5% 3/1/11		3,150	3,441
10.875% 3/1/13		2,025	2,354
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		2,995	2,905
7.75% 5/15/11		470	489
8.25% 5/15/13		1,755	1,825
8.875% 2/15/09		2,400	2,526
Sealed Air Finance 5.625% 7/19/06	EUR	750	921
Tekni-Plex, Inc. 10.875% 8/15/12 (f)		1,300	1,385
			30,261
Metals & Mining – 1.1%
Alrosa Finance SA (Reg. S) 8.875% 11/17/14		745	885
Compass Minerals International, Inc.:
0% 12/15/12 (d)		1,460	1,285
0% 6/1/13 (d)		3,710	3,154
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		5,875	6,536
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49		1,540	1,592
Edgen Acquisition Corp. 9.875% 2/1/11		1,890	1,890
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		9,185	9,093
10.125% 2/1/10		2,980	3,297
Gerdau SA 8.875% (f)		3,190	3,238
International Steel Group, Inc. 6.5% 4/15/14		6,710	6,509
Ispat Inland ULC 9.75% 4/1/14		1,385	1,603

27			Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal Amount		Value
		(000s) (j)	(000s)
Nonconvertible Bonds continued

MATERIALS – continued
Metals & Mining – continued
Steel Dynamics, Inc.
9.5% 3/15/09		$3,095	$3,273
			42,355
Paper & Forest Products 0.5%
Georgia-Pacific Corp.:
7.375% 12/1/25		3,670	3,753
8% 1/15/24		6,005	6,583
8.875% 5/15/31		1,420	1,697
Millar Western Forest Products Ltd. 7.75% 11/15/13 .		2,405	2,056
NewPage Corp.:
9.9431% 5/1/12 (h)		2,460	2,325
12% 5/1/13		2,670	2,336
			18,750

TOTAL MATERIALS			142,651

TELECOMMUNICATION SERVICES – 7.3%
Diversified Telecommunication Services – 3.8%
AT&T Corp.:
7.75% 11/21/06 (h)	EUR	1,250	1,571
9.75% 11/15/31		5,525	6,978
Deutsche Telekom International Finance BV 6.25%
12/9/10	GBP	450	841
Empresa Brasileira de Telecomm SA 11% 12/15/08 .		7,940	9,091
Eschelon Operating Co. 8.375% 3/15/10		1,310	1,218
MCI, Inc.:
7.688% 5/1/09		138	143
8.735% 5/1/14 (h)		6,010	6,716
Mobifon Holdings BV 12.5% 7/31/10		9,600	11,280
New Skies Satellites BV:
8.5388% 11/1/11 (h)		1,000	1,028
9.125% 11/1/12		4,195	4,305
NTL Cable PLC 8.75% 4/15/14		11,755	12,049
PanAmSat Holding Corp. 0% 11/1/14 (d)		9,940	6,859
Qwest Corp.:
7.12% 6/15/13 (f)(h)		9,290	9,662
7.875% 9/1/11		3,970	4,099

Quarterly Report

28

Corporate Bonds continued
	Principal Amount		Value
		(000s) (j)	(000s)
Nonconvertible Bonds continued

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Qwest Corp.: – continued
8.875% 3/15/12		$27,020	$29,519
Qwest Services Corp. 14% 12/15/14		1,925	2,329
Telecom Egypt SAE:
10.7% 2/4/10 (h)	EGP	5,038	901
10.95% 2/4/10	EGP	5,038	910
Telefonica de Argentina SA 9.125% 11/7/10		3,925	4,288
Telenet Group Holding NV 0% 6/15/14 (d)(f)		17,060	13,819
U.S. West Communications:
6.875% 9/15/33		9,770	8,451
7.125% 11/15/43		325	276
7.2% 11/10/26		4,530	4,077
7.25% 9/15/25		2,495	2,320
7.25% 10/15/35		1,780	1,566
7.5% 6/15/23		2,840	2,570
8.875% 6/1/31		3,020	3,043
			149,909
Wireless Telecommunication Services – 3.5%
American Tower Corp. 7.125% 10/15/12		6,245	6,542
Centennial Cellular Operating Co./Centennial
Communications Corp. 10.125% 6/15/13		9,865	10,999
Centennial Communications Corp./Centennial Cellular
Operating Co. LLC/Centennial Puerto Rico
Operations Corp. 8.125% 2/1/14 (h)		6,260	6,620
Digicel Ltd. 9.25% 9/1/12 (f)		2,370	2,486
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15 (f)		5,280	5,227
8.375% 3/15/13		1,036	1,131
Globe Telecom, Inc. 9.75% 4/15/12		1,600	1,748
Inmarsat Finance II PLC 0% 11/15/12 (d)		16,940	13,933
Inmarsat Finance PLC 7.625% 6/30/12		568	585
Intelsat Ltd.:
6.5% 11/1/13		5,265	4,054
7.625% 4/15/12		6,295	5,256
8.695% 1/15/12 (f)(h)		6,840	6,977
Kyivstar GSM 10.375% 8/17/09 (f)		5,405	6,088
Millicom International Cellular SA 10% 12/1/13		7,455	7,735
Mobile Telesystems Finance SA:
8% 1/28/12 (f)		10,890	11,543

29			Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal Amount	Value
	(000s) (j)	(000s)
Nonconvertible Bonds continued

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
Mobile Telesystems Finance SA: – continued
8.375% 10/14/10 (f)	$9,305	$10,026
Nextel Communications, Inc.:
5.95% 3/15/14	1,730	1,786
6.875% 10/31/13	9,675	10,280
7.375% 8/1/15	19,315	20,691
Rogers Communications, Inc. 6.995% 12/15/10 (h) .	2,300	2,383
Telemig Cellular SA/Amazonia Cellular SA 8.75%
1/20/09 (f)	1,350	1,418
UbiquiTel Operating Co. 9.875% 3/1/11	2,225	2,459
		139,967

TOTAL TELECOMMUNICATION SERVICES		289,876

UTILITIES – 1.6%
Electric Utilities – 0.4%
AES Gener SA 7.5% 3/25/14	4,920	4,994
Chivor SA E.S.P. 9.75% 12/30/14 (f)	6,350	7,049
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	1,700	1,764
Texas Genco LLC/Texas Genco Financing Corp.
6.875% 12/15/14 (f)	2,645	2,711
		16,518
Gas Utilities 0.9%
Northwest Pipeline Corp.:
6.625% 12/1/07	305	313
8.125% 3/1/10	530	570
Southern Natural Gas Co.:
7.35% 2/15/31	9,120	9,337
8% 3/1/32	7,365	8,102
Tennessee Gas Pipeline Co.:
7% 10/15/28	1,275	1,266
7.5% 4/1/17	9,525	10,215
7.625% 4/1/37	1,550	1,629
8.375% 6/15/32	1,570	1,790

Quarterly Report

30

Corporate Bonds continued
	Principal Amount	Value
	(000s) (j)	(000s)
Nonconvertible Bonds continued

UTILITIES – continued
Gas Utilities continued
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11	$300	$319
8.875% 7/15/12	1,400	1,640
		35,181
Independent Power Producers & Energy Traders – 0.2%
Enron Corp.:
6.4% 7/15/06 (c)	865	329
6.625% 11/15/05 (c)	3,510	1,334
6.725% 11/17/08 (c)(h)	1,090	416
6.75% 8/1/09 (c)	880	334
6.875% 10/15/07 (c)	2,120	806
6.95% 7/15/28 (c)	1,920	732
7.125% 5/15/07 (c)	375	143
7.375% 5/15/19 (c)	2,200	836
7.875% 6/15/03 (c)	375	143
8.375% 5/23/05 (c)	3,980	1,535
9.125% 4/1/03 (c)	80	30
9.875% 6/15/03 (c)	345	131
Tenaska Alabama Partners LP 7% 6/30/21 (f)	1,565	1,588
		8,357
Multi-Utilities – 0.1%
Aquila, Inc. 14.875% 7/1/12	2,055	2,815
TECO Energy, Inc. 6.75% 5/1/15 (f)	1,380	1,444
Utilicorp United, Inc. 9.95% 2/1/11 (h)	995	1,122
		5,381

TOTAL UTILITIES		65,437

TOTAL NONCONVERTIBLE BONDS		1,518,049

TOTAL CORPORATE BONDS
(Cost $1,492,661)		1,521,469

31 Quarterly Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations 26.3%
	Principal Amount	Value
	(000s) (j)	(000s)
U.S. Government Agency Obligations 8.9%
Fannie Mae:
3.25% 1/15/08	$22,585	$22,009
3.625% 3/15/07	3,326	3,292
3.875% 5/15/07	11,755	11,661
4.25% 5/15/09	21,000	20,831
6% 5/15/11	12,775	13,667
6.25% 2/1/11	80	85
6.375% 6/15/09	17,070	18,128
Federal Home Loan Bank:
3.75% 9/28/06	660	655
3.8% 12/22/06	140	139
5.8% 9/2/08	960	993
Freddie Mac:
0% 11/8/05	45,300	45,133
0% 11/22/05	65,000	64,668
2.75% 8/15/06	125	123
2.875% 12/15/06	875	859
4% 8/17/07	1,543	1,534
4.125% 4/2/07	2,132	2,125
4.125% 10/18/10	21,000	20,618
4.25% 7/15/09	7,935	7,867
4.375% 7/17/15	35,625	34,794
4.5% 7/15/13	350	347
4.875% 11/15/13	12,320	12,520
7% 3/15/10	51,270	56,354
Israeli State (guaranteed by U.S. Government through
Agency for International Development) 5.5%
9/18/23	7,750	8,273
Private Export Funding Corp.:
secured 5.685% 5/15/12	1,765	1,876
4.974% 8/15/13	2,110	2,158
Small Business Administration guaranteed development
participation certificates Series 2003 P10B, 5.136%
8/10/13	2,551	2,594

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		353,303
U.S. Treasury Inflation Protected Obligations 2.7%
U.S. Treasury Inflation-Indexed Bonds 3.625%
4/15/28	19,750	25,840
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	35,579	34,670

Quarterly Report 32

U.S. Government and Government Agency Obligations continued
	Principal Amount	Value
	(000s) (j)	(000s)
U.S. Treasury Inflation Protected Obligations continued
U.S. Treasury Inflation-Indexed Notes: – continued
1.875% 7/15/13	$24,413	$24,741
2% 1/15/14	22,416	22,882

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		108,133
U.S. Treasury Obligations – 14.7%
U.S. Treasury Bonds 6.125% 8/15/29	87,100	106,026
U.S. Treasury Notes:
2.375% 8/31/06	22,000	21,662
2.75% 6/30/06	29,423	29,145
2.75% 7/31/06	82,000	81,119
3.375% 2/28/07	24,517	24,249
3.375% 9/15/09	75,226	72,975
3.625% 6/30/07	19,544	19,358
3.75% 5/15/08	3,967	3,925
3.875% 7/31/07	51,973	51,697
4.25% 8/15/13	3,710	3,697
4.25% 11/15/13	33,461	33,316
4.25% 8/15/14	74,650	74,183
4.25% 11/15/14	9,590	9,521
4.75% 5/15/14	54,000	55,633

TOTAL U.S. TREASURY OBLIGATIONS		586,506

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $1,048,705)		1,047,942

U.S. Government Agency Mortgage Securities 2.4%

Fannie Mae – 2.4%
4% 12/1/18	203	196
4.5% 10/1/20 (g)	15,000	14,663
5% 2/1/18 to 8/1/18	5,160	5,150
5% 10/1/35 (g)	26,764	26,187
5.5% 5/1/08 to 7/1/20	22,656	22,995
5.5% 10/1/20 to 10/1/35 (g)	22,000	22,148
6.5% 3/1/35	2,445	2,520
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $94,730)		93,859

33		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities 0.2%
	Principal Amount		Value
		(000s) (j)	(000s)
Cumbernauld Funding 5.2% 3/16/09	GBP	600	$1,071
Driver One GmbH Series 1 Class B, 2.344%
5/21/10 (h)	EUR	770	926
MBNA Credit Card Master Note Trust Series 2003-B4,
5.45% 9/17/13	GBP	2,000	3,613
Punch Taverns Finance PLC 4.98% 4/15/09 (h)	GBP	378	667
Sedna Finance Corp. 2.886% 3/15/10 (h)	EUR	1,150	1,383
Unique Public Finance Co. PLC Series A4, 5.659%
6/30/27	GBP	70	130
TOTAL ASSET BACKED SECURITIES
(Cost $8,281)			7,790

Collateralized Mortgage Obligations 0.2%

Private Sponsor 0.1%
Granite Mortgages PLC 2.493% 1/20/43 (h)	EUR	600	724
Holmes Financing No. 8 PLC floater Series 3 Class C,
2.969% 7/15/40 (h)	EUR	500	606
Interstar Millennium Trust Series 2004-4E Class A1,
2.334% 11/14/36 (h)	EUR	551	663
Mortgages PLC Series 6 Class A1, 4.7394%
1/31/27 (h)	GBP	1,186	2,093
Permanent Financing No. 1 PLC 5.1% 6/10/09 (h)	EUR	344	431

TOTAL PRIVATE SPONSOR			4,517
U.S. Government Agency 0.1%
Freddie Mac planned amortization class Series 2351
Class PX, 6.5% 7/15/30		55	55
Freddie Mac Multi-class participation certificates
guaranteed planned amortization class Series 2770
Class UD, 4.5% 5/15/17		1,800	1,758

TOTAL U.S. GOVERNMENT AGENCY			1,813

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,573)			6,330

Quarterly Report

34

Commercial Mortgage Securities 0.2%
		Principal Amount	Value
		(000s) (j)	(000s)
Canary Wharf Finance II PLC Series C1, 5.2325%
4/22/30 (h)	GBP	1,500	$2,656
Opera Finance PLC 4.8694% 7/31/13 (h)	GBP	1,500	2,649
Real Estate Capital Foundation Ltd. Series 3 Class A,
5.2085% 7/15/16 (h)	GBP	2,000	3,492
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $9,117)			8,797

Foreign Government and Government Agency Obligations 20.5%

Arab Republic 8.8773% to 9.7504% 1/31/06 to
9/26/06	EGP	18,195	2,994
Argentine Republic:
Inflation-Indexed par 0.63% 12/31/38 unit (e)(i)	ARS	1,735	262
3% 4/30/13 (h)		3,640	3,056
4.005% 8/3/12 (h)		18,900	15,046
discount 8.28% (with partial capitalization through
12/31/2013) 12/31/33 unit (i)		4,989	5,146
Inflation-Indexed discount 5.83% (with partial
capitalization through 12/31/2013) 12/31/33
unit (i)	ARS	6,110	2,370
par 1.33% 12/31/38 unit (e)(i)		5,905	2,332
Austrian Republic 5% 12/20/24 (f)	CAD	2,000	1,808
Banco Central del Uruguay:
Brady par A 6.75% 2/19/21		1,250	1,253
value recovery A rights 1/2/21 (k)		1,250,000	0
value recovery B rights 1/2/21 (k)		1,250,000	0
Belgian Kingdom 5% 9/28/12	EUR	5,000	6,790
Brazilian Federative Republic:
Brady:
debt conversion bond 4.3125% 4/15/12 (h)		8,902	8,747
new money bond L, 4.3125% 4/15/09
(Bearer) (h)		948	944
par Z L 6% 4/15/24		2,960	2,856
6% 9/15/13		2,933	2,847
8% 1/15/18		14,999	15,884
10.5% 7/14/14		4,880	5,905
11% 1/11/12		2,970	3,638
11% 8/17/40		21,910	26,851
12.25% 3/6/30		6,435	8,855
12.5% 1/5/16	BRL	6,960	3,002
12.75% 1/15/20		3,715	5,173
14.5% 10/15/09		4,185	5,445

35			Quarterly Report

Investments (Unaudited) continued

Foreign Government and Government Agency Obligations
continued
		Principal Amount	Value
		(000s) (j)	(000s)
Canadian Government:
3% 6/1/06	CAD	4,000	$3,436
4.5% 9/1/07	CAD	25,000	21,966
5.25% 6/1/12	CAD	23,800	22,226
5.5% 6/1/09	CAD	9,150	8,406
5.75% 6/1/29	CAD	5,600	5,890
Central Bank of Nigeria:
Brady 6.25% 11/15/20		3,250	3,250
promissory note 5.092% 1/5/10		5,320	5,223
warrants 11/15/20 (a)(k)		2,750	179
City of Kiev 8.75% 8/8/08		2,830	3,025
Colombian Republic:
10.75% 1/15/13		6,255	7,859
11.75% 2/25/20		3,925	5,460
12% 10/22/15	COP	5,714,000	3,063
Danish Kingdom 3.125% 10/15/10	EUR	3,000	3,661
Dominican Republic:
Brady 4.8738% 8/30/09 (h)		4,399	4,333
4.375% 8/30/24 (h)		8,528	7,974
9.04% 1/23/18 (f)		585	649
Ecuador Republic:
9% 8/15/30 (Reg. S) (e)		2,565	2,420
12% 11/15/12 (Reg. S)		2,005	2,035
euro par 5% 2/28/25		975	697
Finnish Government 2.75% 9/15/10	EUR	1,300	1,567
French Government:
4% 4/25/55	EUR	500	651
4.75% 4/25/35	EUR	4,500	6,511
German Federal Republic:
2.25% 9/14/07	EUR	38,000	45,574
3.25% 7/4/15	EUR	740	896
4.25% 7/4/14	EUR	22,400	29,287
5% 1/4/12	EUR	1,215	1,637
5% 7/4/12	EUR	6,100	8,261
Indonesian Republic:
7.25% 4/20/15 (f)		3,025	3,017
7.25% 4/20/15		4,160	4,150
Israeli State 7.5% 3/31/14	ILS	6,313	1,517
Japan Government:
0.2% 7/20/06	JPY	1,080,000	9,529
0.5% 6/10/15	JPY	1,203,600	10,119
1.1% 6/10/14	JPY	400,000	3,645

Quarterly Report	36

Foreign Government and Government Agency Obligations
continued
		Principal Amount	Value
		(000s) (j)	(000s)
Japan Government: – continued
1.5% 3/20/14	JPY	2,030,000	$18,157
2.4% 12/20/34	JPY	1,500,000	13,261
Lebanese Republic:
6.77% 11/30/09 (f)(h)		2,455	2,480
6.77% 11/30/09 (h)		3,290	3,323
Malaysian Government 4.72% 9/30/15	MYR	5,330	1,499
Pakistan International Sukuk Co. Ltd. 6.0813%
1/27/10 (h)		805	815
Panamanian Republic Brady discount 4.6875%
7/17/26 (h)		175	164
Peruvian Republic:
3% 3/7/27 (e)		1,425	1,044
7.35% 7/21/25		4,140	4,388
9.875% 2/6/15		2,470	3,155
9.91% 5/5/15	PEN	2,765	984
Philippine Republic:
Brady principal collateralized interest reduction bond
6.5% 12/1/17		7,780	7,761
8.375% 2/15/11		14,226	14,884
9% 2/15/13		8,094	8,701
9.875% 1/15/19		2,875	3,213
10.625% 3/16/25		3,910	4,565
Republic of Hungary 6.25% 6/12/07	HUF	180,490	872
Republic of Serbia 3.75% 11/1/24 (e)(f)		820	730
Russian Federation:
5% 3/31/30 (e)(f)		1,587	1,825
5% 3/31/30 (Reg. S) (e)		33,583	38,620
11% 7/24/18 (Reg. S)		2,650	4,033
12.75% 6/24/28 (Reg. S)		5,535	10,433
euro 10% 6/26/07		5,315	5,780
South African Republic:
8.5% 6/23/17		1,215	1,549
13% 8/31/10	ZAR	7,270	1,378
Spanish Kingdom:
3.15% 1/31/16	EUR	64,000	76,591
4.2% 1/31/37	EUR	6,320	8,411
State of Qatar 9.75% 6/15/30 (Reg. S)		3,815	5,818
Turkish Republic:
11.75% 6/15/10		11,756	14,666
11.875% 1/15/30		10,115	14,844
20.3364% to 20.5644% 7/5/06	TRY	4,750	3,162

37			Quarterly Report

Investments (Unaudited) continued

Foreign Government and Government Agency Obligations
continued
	Principal Amount		Value
		(000s) (j)	(000s)
Ukraine Government 7.3431% 8/5/09 (h)		$10,890	$11,870
United Kingdom, Great Britain & Northern Ireland:
Index Linked 2.5% 7/17/24	GBP	2,955	6,057
4.75% 9/7/15	GBP	2,550	4,666
5% 3/7/12	GBP	9,500	17,466
5% 3/7/25	GBP	85	164
5.75% 12/7/09	GBP	1,500	2,801
6% 12/7/28	GBP	3,655	8,084
8% 6/7/21	GBP	6,250	15,609
United Mexican States:
7.5% 4/8/33		17,430	20,175
8.125% 12/30/19		3,635	4,417
9.69% 12/8/05	MXN	32,590	2,978
11.5% 5/15/26		10,420	16,724
Uruguay Republic 7.25% 2/15/11		3,040	3,162
Venezuelan Republic:
Discount A, 4.25% 3/31/20 (h)		3,637	3,628
oil recovery rights 4/15/20 (k)		1,250	43
4.64% 4/20/11 (h)		6,240	6,178
5.375% 8/7/10		5,130	4,997
9.25% 9/15/27		7,150	8,462
10.75% 9/19/13		8,390	10,467
13.625% 8/15/18		4,190	6,201
euro Brady:
par W-A 6.75% 3/31/20		9,840	9,919
par W-B 6.75% 3/31/20		4,135	4,168
Vietnamese Socialist Republic Brady par 3.75%
3/12/28 (e)		3,684	2,883
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $763,102)			817,542

Common Stocks 1.1%
		Shares

CONSUMER DISCRETIONARY – 0.6%
Diversified Consumer Services – 0.1%
Coinmach Service Corp. unit		435,000	6,064
Hotels, Restaurants & Leisure 0.1%
Centerplate, Inc. unit		244,160	2,893

Quarterly Report	38

Common Stocks continued
	Shares	Value
		(000s)

CONSUMER DISCRETIONARY – continued
Media – 0.4%
NTL, Inc. (a)	223,164	$14,907

TOTAL CONSUMER DISCRETIONARY		23,864

TELECOMMUNICATION SERVICES – 0.5%
Diversified Telecommunication Services – 0.5%
Telewest Global, Inc. (a)	841,398	19,310
Wireless Telecommunication Services – 0.0%
DigitalGlobe, Inc. (a)(f)	98	0

TOTAL TELECOMMUNICATION SERVICES		19,310

TOTAL COMMON STOCKS
(Cost $24,769)		43,174

Preferred Stocks 0.1%

Convertible Preferred Stocks 0.0%

MATERIALS 0.0%
Chemicals – 0.0%
Celanese Corp. 4.25%	9,300	244
Nonconvertible Preferred Stocks 0.1%

CONSUMER DISCRETIONARY – 0.1%
Media – 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	2,467	2,714
Specialty Retail – 0.0%
GNC Corp. Series A, 12.00%	1,740	1,288

TOTAL CONSUMER DISCRETIONARY		4,002

TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
PTV, Inc. Series A, 10.00%	122	0

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,002

TOTAL PREFERRED STOCKS
(Cost $4,489)		4,246

39 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans 1.7%
	Principal Amount	Value
	(000s) (j)	(000s)

CONSUMER DISCRETIONARY – 0.2%
Auto Components 0.0%
Goodyear Tire & Rubber Co. Tranche 2, term loan
6.32% 4/30/10 (h)	$570	$578
Automobiles – 0.1%
AM General LLC:
Tranche B1, term loan 8.2044% 11/1/11 (h)	3,191	3,335
Tranche C2, term loan 12.41% 5/2/12 (h)	1,700	1,811
		5,146
Hotels, Restaurants & Leisure 0.1%
Hilton Head Communications LP Tranche B, term loan
8% 3/31/08 (h)	3,000	2,933
Media – 0.0%
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (h)	1,520	1,537

TOTAL CONSUMER DISCRETIONARY		10,194

ENERGY 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (h)	236	240
Tranche 2, term loan 10.8125% 7/8/13 (h)	2,630	2,735
Tranche B1, term loan 6.57% 7/8/12 (h)	354	360
		3,335

FINANCIALS – 0.3%
Diversified Financial Services – 0.3%
MGM Holdings II, Inc. Tranche B, term loan 6.2704%
4/8/12 (h)	3,260	3,293
Olympus Cable Holdings LLC Tranche B, term loan
8.75% 9/30/10 (h)	7,825	7,747
		11,040
Real Estate 0.0%
Newkirk Master LP Tranche B, term loan 5.6931%
8/11/08 (h)	228	231

TOTAL FINANCIALS		11,271

HEALTH CARE – 0.2%
Health Care Providers & Services – 0.2%
DaVita, Inc. Tranche B, term loan 4.1581% 7/30/12 (h)	6,783	6,893

Quarterly Report 40

Floating Rate Loans continued
	Principal Amount	Value
	(000s) (j)	(000s)

INDUSTRIALS – 0.2%
Airlines – 0.2%
United Air Lines, Inc. Tranche B, term loan 7.96%
12/30/05 (h)	$720	$727
US Airways Group, Inc.:
Tranche 1A, term loan 12.2062% 9/30/10 (h)	4,083	4,083
Tranche 2B, term loan 9.8062% 9/30/08 (h)	2,374	2,398
		7,208
Building Products 0.0%
Mueller Group, Inc. term loan 6.2371% 10/3/12 (h) .	230	233
Commercial Services & Supplies – 0.0%
Allied Waste Industries, Inc.:
term loan 5.8505% 1/15/12 (h)	850	857
Tranche A, Credit-Linked Deposit 5.105%
1/15/12 (h)	321	324
		1,181
Industrial Conglomerates – 0.0%
Walter Industries, Inc. term loan 6.0399% 10/3/12 (h)	240	243

TOTAL INDUSTRIALS		8,865

INFORMATION TECHNOLOGY – 0.5%
IT Services – 0.3%
SunGard Data Systems, Inc. Tranche B, term loan
6.28% 2/10/13 (h)	13,930	14,104
Software 0.2%
Infor Global Solutions AG:
Tranche 1, term loan 6.943% 4/18/11 (h)	3,210	3,242
Tranche 2, term loan 10.943% 4/18/12 (h)	3,010	3,048
		6,290

TOTAL INFORMATION TECHNOLOGY		20,394

TELECOMMUNICATION SERVICES – 0.2%
Diversified Telecommunication Services – 0.2%
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.0944% 3/21/15 (h)	3,490	3,494

41 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans continued
	Principal Amount		Value
		(000s) (j)	(000s)

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Wind Telecomunicazioni Spa: – continued
Tranche B, term loan 6.75% 9/21/13 (h)		$1,745	$1,728
Tranche C, term loan 7.25% 9/21/14 (h)		1,745	1,728
			6,950

TOTAL FLOATING RATE LOANS
(Cost $65,963)			67,902

Sovereign Loan Participations 0.2%

Indonesian Republic loan participation:
– Barclays Bank 5.0625% 3/28/13 (h)		305	287
– Citibank 5.0625% 3/28/13 (h)		1,545	1,452
– Credit Suisse First Boston 5.0625% 3/28/13 (h)		3,476	3,268
– Deutsche Bank:
0.975% 3/28/13 (h)	JPY	111,487	889
5.0625% 3/28/13 (h)		1,404	1,320
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $6,904)			7,216

Fixed Income Funds 1.7%
		Shares
Fidelity Floating Rate Central Investment Portfolio (b)
(Cost $69,307)		691,750	69,597

Money Market Funds 6.2%

Fidelity Cash Central Fund, 3.92% (b)
(Cost $246,446)		246,445,946	246,446

Quarterly Report

42

Cash Equivalents 0.1%
	Maturity	Value
	Amount (000s)	(000s)
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.27%,
dated 9/30/05 due 10/3/05)
(Cost $3,852)	$3,853	$3,852

TOTAL INVESTMENT PORTFOLIO 99.1%
(Cost $3,844,899)		3,946,162

NET OTHER ASSETS – 0.9%		34,235

NET ASSETS 100%		$3,980,397

Currency Abbreviations

ARS		Argentine peso
BRL	—	Brazilian real
CAD	—	Canadian dollar
COP	—	Colombian peso
EGP	—	Egyptian pound
EUR	—	European Monetary Unit
GBP	—	British pound
HUF	—	Hungarian forint
ILS	—	Israeli shekel
JPY	—	Japanese yen
MXN	—	Mexican peso
MYR	—	Malyasian ringgit
PEN	—	Peruvian new sol
TRY	—	New Turkish Lira
ZAR		South African rand

Legend (a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the money market fund’s
holdings as of its most recent quarter
end is available upon request. A
complete unaudited listing of the
fixed-income central fund’s holdings is
provided at the end of this report.

(c) Non-income producing – Issuer is in
default.

(d) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(e) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(f) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $350,582,000
or 8.8% of net assets.

43

Quarterly Report

Investments (Unaudited) continued

(g) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(h) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(i) Includes attached Argentine Republic
Gross Domestic Product-Linked
Securities, expiring 12/15/35.

(j) Principal amount is stated in United
States dollars unless otherwise noted.

(k) Quantity represents share amount.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $3,841,329,000. Net unrealized appreciation aggregated $104,833,000, of which $152,693,000 related to appreciated investment securities and $47,860,000 related to depreciated investment securities.

Quarterly Report

44

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

45 Quarterly Report

The following is a complete listing of investments for Fidelity’s fixed income central fund as of September 30, 2005
which is a direct or indirect investment of
Fidelity Strategic Income Fund.
These underlying holdings of the Fidelity fixed income central fund are not included in the Schedule of Investments.

Quarterly Report

46

Fidelity Floating Rate Central Investment Portfolio
Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Floating Rate Loans (c) 89.6%
	Principal	Value
	Amount
Aerospace – 0.3%
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
5.9606% 12/31/11 (b)	$ 1,386,525	$ 1,409,056
Air Transportation – 1.3%
United Air Lines, Inc. Tranche B, term loan 7.96%
12/30/05 (b)	2,120,000	2,141,200
US Airways Group, Inc. Tranche 1A, term loan
12.2062% 9/30/10 (b)	4,000,000	4,000,000
		6,141,200
Automotive 4.2%
Accuride Corp. term loan 6.1797% 1/31/12 (b)	2,343,409	2,366,843
AM General LLC Tranche B1, term loan 8.2044%
11/1/11 (b)	3,747,436	3,916,071
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,069,275
Tranche 2, term loan 6.32% 4/30/10 (b)	1,480,000	1,500,350
Travelcenters of America, Inc. Tranche B, term loan
5.71% 12/1/11 (b)	7,916,840	8,005,904
TRW Automotive Holdings Corp. Tranche B, term loan
5.25% 6/30/12 (b)	2,770,717	2,798,424
		19,656,867
Broadcasting – 2.0%
Entravision Communications Corp. term loan 5.55%
3/29/13 (b)	4,000,000	4,035,000
Nexstar Broadcasting, Inc. Tranche B, term loan
5.6644% 10/1/12 (b)	3,828,592	3,852,520
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.03% 6/10/12 (b)	1,567,125	1,590,632
		9,478,152
Building Materials – 1.0%
Euramax International, Inc./Euramax International
Holdings BV Tranche 1, term loan 6.6297%
6/29/12 (b)	1,845,375	1,859,215
Goodman Global Holdings, Inc. term loan 5.875%
12/23/11 (b)	1,210,850	1,227,499
Masonite International Corp. term loan 5.6659%
4/5/13 (b)	1,462,650	1,466,307
		4,553,021
Cable TV 6.4%
Adelphia Communications Corp. Tranche B, term loan
6.3041% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.75%
6/30/09 (b)	3,000,000	2,977,500

47		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Cable TV – continued
Charter Communications Operating LLC:
Tranche A, term loan 6.68% 4/27/10 (b)	$6,630,902	$6,630,902
Tranche B, term loan 6.93% 4/7/11 (b)	1,987,454	1,997,391
DIRECTV Holdings LLC Tranche B, term loan 5.3375%
4/13/13 (b)	2,260,000	2,282,600
NTL Investment Holdings Ltd. Tranche B, term loan 6.41%
6/13/12 (b)	3,000,000	3,015,000
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (b)	3,940,000	3,984,325
UPC Distribution Holdings BV Tranche F, term loan
7.19% 12/31/11 (b)	4,000,000	4,065,000
WideOpenWest Illinois, Inc. Tranche B, term loan
6.8036% 6/22/11 (b)	2,586,902	2,612,771
		30,027,739
Capital Goods 1.7%
Alliance Laundry Systems LLC term loan 6.0021%
1/27/12 (b)	1,870,000	1,893,375
Flowserve Corp. term loan 5.8125% 8/10/12 (b)	1,280,000	1,296,000
GenTek, Inc. term loan 6.4034% 2/28/11 (b)	1,939,064	1,939,064
Hexcel Corp. Tranche B, term loan 5.3632% 3/1/12 (b)	370,000	373,700
Mueller Group, Inc. term loan 6.2371% 10/3/12 (b)	670,000	680,050
Walter Industries, Inc. term loan 6.0399% 10/3/12 (b) .	720,000	729,900
Wastequip, Inc. Tranche B1, term loan 6.5204%
7/15/11 (b)	967,575	977,251
		7,889,340
Chemicals – 1.7%
Basell USA, Inc.:
Tranche B2, term loan 6.3533% 8/1/13 (b)	190,000	193,563
Tranche C2, term loan 6.8533% 8/1/14 (b)	190,000	193,563
Celanese Holding LLC term loan 6.2967% 4/6/11 (b)	2,334,674	2,369,695
Mosaic Co. Tranche B, term loan 5.2323% 2/21/12 (b)	1,890,500	1,914,131
PQ Corp. term loan 6.0625% 2/11/12 (b)	3,283,500	3,320,439
		7,991,391
Consumer Products – 1.2%
Burt’s Bees, Inc. term loan 6.2397% 3/28/10 (b)	398,000	402,478
Central Garden & Pet Co. Tranche B, term loan 5.5591%
5/14/09 (b)	396,974	401,936
Fender Musical Instrument Corp. Tranche B, term loan
5.85% 3/30/12 (b)	807,975	816,055
Jarden Corp. Tranche B2, term loan 5.6881%
1/24/12 (b)	375,189	377,065

Quarterly Report 48

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Consumer Products – continued
Jostens IH Corp. Tranche A, term loan 6.4381%
10/4/10 (b)	$1,800,000	$ 1,822,500
Simmons Bedding Co. Tranche C, term loan 6.0144%
12/19/11 (b)	1,941,162	1,960,574
		5,780,608
Containers – 0.2%
Berry Plastics Corp. term loan 6.105% 12/2/11 (b)	947,625	960,655
Diversified Financial Services – 0.8%
Newkirk Master LP Tranche B, term loan 5.6931%
8/11/08 (b)	644,334	653,999
Refco Finance Holdings LLC term loan 5.8406%
8/5/11 (b)	2,972,222	3,005,660
		3,659,659
Diversified Media – 0.2%
R.H. Donnelley Corp. Tranche A3, term loan 5.6939%
12/31/09 (b)	1,159,682	1,162,582
Electric Utilities – 4.5%
Allegheny Energy Supply Co. LLC term loan 5.7691%
3/8/11 (b)	3,138,340	3,181,492
Centerpoint Energy House Electric LLC term loan
13.2425% 11/11/05 (b)	2,000,000	2,025,000
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (b)	2,211,382	2,244,553
term loan 6.9606% 6/24/12 (b)	1,784,146	1,810,909
NRG Energy, Inc.:
Credit-Linked Deposit 5.7953% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.8954% 12/24/11 (b)	2,177,297	2,188,183
Primary Energy Finance LLC term loan 6.0204%
8/24/12 (b)	3,030,000	3,075,450
Reliant Energy, Inc. term loan 6.0972% 4/30/10 (b)	1,990,000	2,004,925
Texas Genco LLC term loan 5.8632% 12/14/11 (b)	2,977,500	2,992,388
		21,237,681
Energy – 7.8%
Boart Longyear Holdings, Inc. Tranche 1, term loan
6.53% 7/22/12 (b)	369,075	374,611
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (b)	704,000	715,440
Tranche B1, term loan 6.57% 7/8/12 (b)	1,056,000	1,073,160
El Paso Corp. Credit-Linked Deposit 6.6466%
11/22/09 (b)	6,000,000	6,060,000
Energy Transfer Partners LP term loan 6.8125%
6/16/08 (b)	5,000,000	5,056,250

49		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Energy – continued
EPCO Holdings, Inc. Tranche B, term loan 6.0394%
8/16/10 (b)	$3,460,000	$3,520,550
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (b)	9,975,000	10,024,875
Key Energy Services, Inc. Tranche B, term loan 7.02%
6/30/12 (b)	4,230,000	4,293,450
LB Pacific LP term loan 6.8044% 3/3/12 (b)	3,980,000	4,029,750
Universal Compression, Inc. term loan 7.5%
2/15/12 (b)	1,055,500	1,063,416
Vulcan/Plains Resources, Inc. term loan 5.8492%
8/12/11 (b)	540,000	547,425
		36,758,927
Entertainment/Film 1.8%
MGM Holdings II, Inc. Tranche B, term loan 6.2704%
4/8/12 (b)	8,550,000	8,635,500
Environmental – 1.4%
Allied Waste Industries, Inc.:
term loan 5.8505% 1/15/12 (b)	2,088,868	2,107,146
Tranche A, Credit-Linked Deposit 5.105% 1/15/12 (b)	789,324	796,231
Envirocare of Utah, Inc. Tranche 1, term loan 6.11%
4/13/10 (b)	3,727,273	3,787,841
		6,691,218
Food/Beverage/Tobacco – 1.8%
Centerplate, Inc. term loan 6.9252% 10/1/10 (b)	4,895,400	4,932,116
Commonwealth Brands, Inc. term loan 6.875%
8/28/07 (b)	135,204	137,570
Constellation Brands, Inc. Tranche B, term loan 5.9093%
11/30/11 (b)	2,297,889	2,326,612
Herbalife International, Inc. term loan 5.41%
12/21/10 (b)	1,190,000	1,201,900
		8,598,198
Gaming – 2.6%
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.079% 6/30/12 (b)	870,000	883,050
Tranche 2, term loan 7.83% 7/18/11 (b)	1,360,000	1,385,500
Green Valley Ranch Gaming LLC term loan 6.0204%
12/17/11 (b)	2,176,056	2,197,817
Herbst Gaming, Inc. term loan 6.1973% 1/7/11 (b)	398,000	402,478
Isle of Capri Casinos, Inc. term loan 5.4859%
2/4/11 (b)	198,500	200,981
Marina District Finance Co., Inc. term loan 5.5906%
10/14/11 (b)	3,970,000	3,994,813

Quarterly Report 50

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Gaming – continued
Motor City Casino Tranche B, term loan 5.9333%
7/29/12 (b)	$1,426,425	$ 1,438,906
Resorts International Hotel & Casino, Inc. Tranche B1,
term loan 6.53% 4/26/12 (b)	783,465	787,382
Venetian Casino Resort LLC Tranche B, term loan
5.7704% 6/15/11 (b)	900,000	904,500
		12,195,427
Healthcare 9.8%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan
6.1093% 2/7/12 (b)	3,283,500	3,332,753
Community Health Systems, Inc. term loan 5.61%
8/19/11 (b)	3,964,962	4,019,481
CRC Health Corp. term loan 6.8125% 5/11/11 (b)	947,625	952,363
DaVita, Inc. Tranche B, term loan 4.1581% 7/30/12 (b)	7,686,275	7,811,176
Genoa Healthcare Group LLC Tranche 1, term loan
7.2614% 8/4/12 (b)	1,421,000	1,442,315
HealthSouth Corp.:
Credit-Linked Deposit 6.2818% 6/14/07 (b)	807,500	811,538
term loan 6.53% 6/14/07 (b)	2,985,019	2,999,944
Lifecare Holdings, Inc. term loan 6.09% 8/11/12 (b)	1,260,000	1,244,250
LifePoint Hospitals, Inc. Tranche B, term loan 5.435%
4/15/12 (b)	3,196,814	3,224,787
Mylan Laboratories, Inc. Tranche B, term loan 5.4%
6/30/10 (b)	480,000	486,600
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	475,000	480,938
PacifiCare Health Systems, Inc. Tranche B, term loan
5.2204% 12/6/10 (b)	6,947,500	6,947,500
Psychiatric Solutions, Inc. term loan 5.73% 7/1/12 (b) .	510,769	516,515
Skilled Healthcare Group, Inc. Tranche 2, term loan
11.53% 12/15/12 (b)	3,000,000	3,030,000
Vicar Operating, Inc. term loan 5.375% 5/16/11 (b)	4,644,362	4,690,806
Warner Chilcott Corp. term loan 6.6701% 1/18/12 (b)	3,992,057	4,012,017
		46,002,983
Homebuilding/Real Estate – 5.7%
CB Richard Ellis Services, Inc. term loan 5.1051%
3/31/10 (b)	1,430,172	1,440,898
General Growth Properties, Inc. Tranche B, term loan
5.85% 11/12/08 (b)	5,961,545	6,050,968
Lake Las Vegas LLC Tranche 1, term loan 6.3129%
11/1/09 (b)	3,902,166	3,960,699
Lion Gables Realty LP term loan 5.63% 9/30/06 (b)	4,124,421	4,150,199

51		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Homebuilding/Real Estate – continued
LNR Property Corp. Tranche B, term loan 6.7112%
2/3/08 (b)	$3,919,880	$3,968,879
Maguire Properties, Inc. Tranche B, term loan 5.4663%
3/15/10 (b)	4,611,111	4,651,458
Shea Mountain House LLC Tranche B, term loan 5.8%
5/11/11 (b)	2,430,000	2,454,300
		26,677,401
Hotels 1.0%
Starwood Hotels & Resorts Worldwide, Inc. term loan
5.0906% 10/9/06 (b)	4,893,939	4,893,939
Leisure – 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan
6.78% 6/8/12 (b)	3,000,000	3,045,000
Mega Bloks, Inc. Tranche B, term loan 5.6034%
7/26/12 (b)	440,000	445,500
		3,490,500
Metals/Mining – 2.6%
Murray Energy Corp. Tranche 1, term loan 6.86%
1/28/10 (b)	497,500	501,231
Novelis, Inc. term loan 5.46% 1/7/12 (b)	3,123,077	3,158,212
Peabody Energy Corp. term loan 4.625% 3/21/10 (b) .	2,947,385	2,965,806
Trout Coal Holdings LLC / Dakota Tranche 1, term loan
6.0302% 3/23/11 (b)	5,676,487	5,683,583
		12,308,832
Paper 2.9%
Escanaba Timber LLC term loan 6.43% 5/2/08 (b)	520,000	525,850
Georgia-Pacific Corp. term loan 5.3152% 7/2/09 (b)	1,000,000	1,001,800
Koch Cellulose LLC:
term loan 5.77% 5/7/11 (b)	1,952,469	1,984,197
Credit-Linked Deposit 5.1931% 5/7/11 (b)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 5.25% 11/1/10 (b)	655,111	661,662
Tranche B, term loan 5.6969% 11/1/11 (b)	5,208,155	5,266,747
Tranche C, term loan 5.8338% 11/1/11 (b)	1,923,018	1,944,652
Xerium Technologies, Inc. Tranche B, term loan 6.0204%
5/18/12 (b)	1,496,250	1,514,953
		13,512,604
Publishing/Printing – 3.0%
Dex Media West LLC/Dex Media West Finance Co.
Tranche B, term loan 5.5119% 3/9/10 (b)	6,513,707	6,546,276

Quarterly Report 52

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Publishing/Printing – continued
Liberty Group Operating, Inc. Tranche B, term loan 6%
2/28/12 (b)	$196,513	$198,478
PRIMEDIA, Inc. Tranche B, term loan 6.1138%
9/30/13 (b)	3,170,000	3,197,738
R.H. Donnelley Corp. Tranche B2, term loan 5.6181%
6/30/11 (b)	4,287,315	4,314,111
		14,256,603
Railroad 1.5%
Helm Holding Corp. Tranche 1, term loan 6.259%
7/8/11 (b)	1,187,025	1,198,895
Kansas City Southern Railway Co. Tranche B1, term loan
5.5903% 3/30/08 (b)	2,779,000	2,820,685
RailAmerica, Inc. term loan 5.875% 9/29/11 (b)	3,090,201	3,144,280
		7,163,860
Restaurants 3.3%
Arby’s Restaurant Group, Inc. Tranche B, term loan
6.1446% 7/25/12 (b)	3,990,000	4,019,925
Burger King Corp. Tranche B, term loan 5.5%
6/30/12 (b)	1,845,375	1,873,056
Domino’s, Inc. term loan 5.8125% 6/25/10 (b)	4,809,121	4,881,258
Jack in the Box, Inc. term loan 5.4457% 1/8/11 (b)	3,117,746	3,145,026
Landry’s Seafood Restaurants, Inc. term loan 5.949%
12/28/10 (b)	1,454,013	1,470,370
		15,389,635
Services – 4.6%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	825,144	837,521
DynCorp term loan 6.7498% 2/11/11 (b)	1,995,000	2,004,975
Iron Mountain, Inc.:
term loan 5.625% 4/2/11 (b)	3,712,842	3,749,970
Tranche R, term loan 5.5313% 4/2/11 (b)	4,962,500	5,012,125
Knowledge Learning Corp. term loan 6.35% 1/7/12 (b)	4,050,907	4,061,035
Rural/Metro Corp.:
Credit-Linked Deposit 6.2% 3/4/11 (b)	520,882	528,044
term loan 6.0439% 3/4/11 (b)	1,904,941	1,931,134
United Rentals, Inc.:
term loan 6.0948% 2/14/11 (b)	2,836,779	2,865,147
Tranche B, Credit-Linked Deposit 5.4925%
2/14/11 (b)	575,996	581,756
		21,571,707

53 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Shipping – 0.1%
Baker Tanks, Inc. term loan 6.4731% 1/30/11 (b)	$248,750	$250,616
Ozburn Hessey Holding Co. LLC term loan 6.3406%
8/9/12 (b)	370,000	375,550
		626,166
Technology – 7.8%
AMI Semiconductor, Inc. term loan 5.3406% 4/1/12 (b)	2,090,751	2,095,978
Fairchild Semiconductor Corp. Tranche B3, term loan
5.605% 12/31/10 (b)	2,055,157	2,078,277
Fidelity National Information Solutions, Inc. Tranche B,
term loan 5.4771% 3/9/13 (b)	5,471,500	5,498,858
Infor Global Solutions AG Tranche 1, term loan 6.943%
4/18/11 (b)	6,000,000	6,060,000
ON Semiconductor Corp. Tranche G, term loan
7.0625% 12/15/11 (b)	2,977,500	3,022,163
SSA Global Technologies, Inc. term loan 5.97%
9/22/11 (b)	2,180,000	2,190,900
SunGard Data Systems, Inc. Tranche B, term loan 6.28%
2/10/13 (b)	14,962,500	15,149,520
UGS Holdings, Inc. Tranche C, term loan 5.84%
3/31/12 (b)	464,828	471,219
		36,566,915
Telecommunications – 5.4%
AAT Communications Corp.:
Tranche 2, term loan 6.61% 7/29/13 (b)	300,000	305,625
Tranche B1, term loan 5.61% 7/27/12 (b)	1,850,000	1,875,438
Alaska Communications Systems Holding term loan
6.0204% 2/1/12 (b)	7,100,000	7,188,750
American Tower LP Tranche C, term loan 4.9601%
8/31/11 (b)	2,567,100	2,570,309
Conversant Holdings, Inc. Tranche B, term loan 7.8144%
3/31/11 (b)	1,925,000	1,920,188
Intelsat Ltd. term loan 5.8125% 7/28/11 (b)	3,228,410	3,260,694
Madison River Capital LLC/Madison River Finance Corp.
Tranche B, term loan 6.22% 7/29/12 (b)	1,270,000	1,290,638
New Skies Satellites BV term loan 5.8888% 5/2/11 (b) .	1,327,565	1,347,479
NTELOS, Inc.:
term loan 9.03% 2/24/12 (b)	200,000	199,250
Tranche B, term loan 6.53% 8/24/11 (b)	992,500	1,003,666
Qwest Corp. Tranche A, term loan 8.53% 6/30/07 (b) .	1,600,000	1,650,000

Quarterly Report

54

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Telecommunications – continued
SpectraSite Communications, Inc. Tranche B, term loan
5.27% 5/19/12 (b)	$1,985,000	$ 1,987,481
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 5.7754% 2/14/12 (b)	773,333	783,967
		25,383,485
Textiles & Apparel – 0.3%
St. John Knits International, Inc. Tranche B, term loan
6.5401% 3/23/12 (b)	497,500	503,719
William Carter Co. term loan 5.7178% 6/29/12 (b)	796,875	808,828
		1,312,547

TOTAL FLOATING RATE LOANS
(Cost $419,395,818)		421,984,398

Nonconvertible Bonds 7.9%

Automotive 2.5%
General Motors Acceptance Corp.:
4.6769% 5/18/06 (b)	2,000,000	1,989,398
4.87% 10/20/05 (b)	5,000,000	5,000,060
5.11% 9/23/08 (b)	3,000,000	2,779,644
6.75% 1/15/06	2,000,000	2,010,456
		11,779,558
Diversified Financial Services – 1.1%
Residential Capital Corp. 5.385% 6/29/07 (a)(b)	5,000,000	5,041,365
Super Retail – 1.1%
GSC Holdings Corp./Gamestop, Inc. 7.875%
10/1/11 (a)(b)	5,000,000	5,037,500
Technology – 1.3%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
SunGard Data Systems, Inc. 8.5248% 8/15/13 (a)(b)	1,090,000	1,124,063
		6,149,063
Telecommunications – 1.9%
Qwest Corp. 7.12% 6/15/13 (a)(b)	2,840,000	2,953,600
Rogers Communications, Inc. 6.995% 12/15/10 (b)	6,000,000	6,217,500
		9,171,100

TOTAL NONCONVERTIBLE BONDS
(Cost $37,125,822)		37,178,586

55 Quarterly Report

Investments (Unaudited) continued

Cash Equivalents 7.7%
		Maturity	Value
		Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)
(Cost $36,404,000)		$36,415,815	$36,404,000
TOTAL INVESTMENT PORTFOLIO	105.2%
(Cost $492,925,640)			495,566,984

NET OTHER ASSETS – (5.2)%			(24,405,171)
NET ASSETS 100%			$ 471,161,813

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $14,156,528 or
3.0% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

Quarterly Report

56

Quarterly Holdings Report for Fidelity® Intermediate Municipal Income Fund

(formerly Spartan® Intermediate Municipal Income Fund)

September 30, 2005

1.807735.101 LIM-QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 94.3%
	Principal	Value
	Amount (000s)	(000s)
Alabama – 1.2%
Alabama Pub. School & College Auth. Rev. Series 1999 C,
5.625% 7/1/13	$4,200	$4,579
Birmingham Gen. Oblig. Series 2002 A, 5.25% 4/1/07
(FSA Insured)	2,415	2,493
Huntsville Solid Waste Disp. Auth. & Resource Recovery
Rev.:
5.25% 10/1/07 (MBIA Insured) (d)	1,700	1,745
5.25% 10/1/08 (MBIA Insured) (d)	3,055	3,183
5.75% 10/1/09 (MBIA Insured) (d)	3,865	4,137
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,159
5.5% 1/1/22	1,100	1,188
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	2,920	3,104
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (e)	1,600	1,734
		24,322

Alaska – 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8%
7/1/12 (AMBAC Insured) (d)	2,935	3,192
Arizona – 0.4%
Arizona School Facilities Board Ctfs. of Prtn.:
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14
@ 100) (e)	1,060	1,181
Series C, 5% 9/1/09 (FSA Insured)	1,100	1,167
Arizona School Facilities Board State School Impt. Rev.
5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 100) (e) .	1,000	1,103
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,614
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/16
(AMBAC Insured)	1,585	1,727
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC
Insured)	1,100	1,174
		7,966

Arkansas – 0.0%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste
Mgmt. Proj.) 3.65%, tender 8/1/06 (c)(d)	1,000	1,001
California – 10.5%
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA
Insured)	1,400	1,560
California Dept. of Wtr. Resources Central Valley Proj.
Wtr. Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	5,000	5,509

Quarterly Report 58

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Dept. of Wtr. Resources Central Valley Proj.
Wtr. Sys. Rev. Series Y: continued
5.25% 12/1/18 (FGIC Insured)	$5,000	$5,464
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	3,500	3,633
5.75% 5/1/17	1,800	2,000
Series A:
5.25% 5/1/10 (MBIA Insured)	1,155	1,253
5.25% 5/1/11 (FSA Insured)	5,800	6,347
5.25% 5/1/12 (MBIA Insured)	4,000	4,400
5.5% 5/1/15 (AMBAC Insured)	2,600	2,890
6% 5/1/15	5,700	6,485
California Econ. Recovery:
Series 2004 A:
5% 7/1/16	4,100	4,349
5.25% 7/1/12	3,000	3,307
Series A, 5.25% 7/1/14 (FGIC Insured)	1,300	1,447
Series B, 5%, tender 7/1/07 (c)	4,000	4,137
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,910
5% 2/1/25	4,000	4,168
5.25% 2/1/11	4,000	4,339
5.25% 3/1/12	2,210	2,413
5.25% 2/1/15	5,000	5,469
5.25% 2/1/16	8,500	9,285
5.25% 2/1/28	3,400	3,619
5.25% 11/1/29	1,200	1,279
5.5% 3/1/11	8,500	9,335
5.5% 3/1/11 (FGIC Insured)	3,000	3,320
5.5% 4/1/13 (AMBAC Insured)	1,000	1,122
5.5% 4/1/30	1,500	1,639
5.5% 11/1/33	6,700	7,358
5.625% 5/1/20	1,700	1,866
5.75% 10/1/10	2,200	2,436
California Health Facilities Fing. Auth. Rev. (Catholic
Healthcare West Proj.) Series I, 4.95%, tender
7/1/14 (c)	3,000	3,125
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A,
0% 2/1/15 (MBIA Insured)	19,346	9,157

59 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific
Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender
6/1/07 (FGIC Insured) (c)(d)	$8,000	$8,027
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5%
6/1/16	5,600	6,136
Series 2005 A, 5.25% 6/1/30	4,300	4,536
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series
2002 C, 3.85%, tender 6/1/12 (c)	1,300	1,294
(Kaiser Permanente Health Sys. Proj.) Series 2004 G,
2.3%, tender 5/1/07 (c)	4,000	3,950
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12
(MBIA Insured)	2,290	2,544
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,946
0% 1/15/27 (a)	1,000	854
5% 1/15/16 (MBIA Insured)	1,000	1,067
5.75% 1/15/40	1,600	1,628
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	2,000	2,297
Series 2003 B:
5% 6/1/08 (Escrowed to Maturity) (e)	1,300	1,363
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	3,600	3,844
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	1,300	1,388
Long Beach Hbr. Rev. Series A, 5.5% 5/15/07 (FGIC
Insured) (d)	2,450	2,533
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont
Manchester Social Services Proj.) 5% 9/1/18
(AMBAC Insured)	1,425	1,517
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	6,800	7,536
5.375% 7/1/18 (MBIA Insured)	2,100	2,321
Series F, 5% 7/1/15 (FSA Insured)	4,000	4,341
Modesto Irrigation District Elec. Rev. Series A, 9.625%
1/1/11 (Escrowed to Maturity) (e)	3,085	3,624
North City West School Facilities Fing. Auth. Spl. Tax:
Series C, 5% 9/1/09 (AMBAC Insured) (b)	1,180	1,236
Subseries C, 5% 9/1/12 (AMBAC Insured) (b)	2,140	2,278

Quarterly Report

60

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Orange County Local Trans. Auth. Sales Tax Rev. 6.2%
2/14/11 (AMBAC Insured)	$2,000	$2,254
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,544
5.25% 10/1/10	1,620	1,754
San Francisco City & County Arpts. Commission Int’l.
Arpt. Rev. Second Series 28A 5% 5/1/13 (MBIA
Insured) (d)	1,340	1,427
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Series A:
0% 1/15/12 (MBIA Insured)	3,620	2,856
5.25% 1/15/30 (MBIA Insured)	1,400	1,461
Sulphur Springs Union School District Ctfs. of Prtn. (2002
School Facility Bridge Fdg. Prog.) 3.1%, tender
9/1/09 (FSA Insured) (c)	1,000	993
		204,170

Colorado – 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12
(Escrowed to Maturity) (e)	5,000	3,844
Adams County School District #172 5.5% 2/1/16 (FGIC
Insured)	2,575	2,837
Colorado Health Facilities Auth. Retirement Hsg. Rev.
(Liberty Heights Proj.) 0% 7/15/22 (Escrowed to
Maturity) (e)	2,885	1,331
Colorado Health Facilities Auth. Rev. Series 2001,
6.625% 11/15/26 (Pre-Refunded to 11/15/11
@ 101) (e)	2,550	3,007
Denver City & County Arpt. Rev. Series D, 0%
11/15/06 (d)	4,500	4,321
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,144
5.75% 12/15/22 (FGIC Insured)	1,000	1,141
E 470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	3,200	3,553
Series B, 0% 9/1/15 (MBIA Insured)	1,400	911
		22,089

District of Columbia – 1.0%
District of Columbia Ctfs. of Prtn. (District’s Pub. Safety
and Emergency Preparedness Communications Ctr.
and Related Technology Proj.) Series 2003, 5.5%
1/1/16 (AMBAC Insured)	1,930	2,144

61 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
District of Columbia – continued
District of Columbia Gen. Oblig.:
Series 1998 A, 5.25% 6/1/10 (MBIA Insured)	$3,000	$3,183
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,443
Series A, 5.25% 6/1/10 (FSA Insured)	1,000	1,078
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,605
District of Columbia Rev. (George Washington Univ.
Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,421
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev.
Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (d)	3,475	3,685
5.25% 10/1/10 (MBIA Insured) (d)	2,780	2,943
		19,502

Florida – 2.8%
Alachua County Health Facilities Auth. Health Facilities
Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6%
11/15/09 (Escrowed to Maturity) (e)	880	924
Clay County School Board Ctfs. of Prtn.:
Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,484
5% 7/1/19 (MBIA Insured)	2,310	2,447
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16 .	3,465	3,730
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.):
Series A, 4% 11/15/06 (b)	1,000	1,008
Series B, 5% 11/15/17 (b)	1,200	1,271
3.95%, tender 9/1/12 (c)	7,550	7,471
5.25% 11/15/11	3,735	3,912
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.
(Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (c)	18,000	18,095
Miami Gen. Oblig. (Homeland Defense/Neighborhood
Cap. Impt. Projs.) Series 2002, 5.5% 1/1/16 (MBIA
Insured)	1,495	1,635
Miami-Dade County School Board Ctfs. of Prtn. 5%,
tender 5/1/11 (MBIA Insured) (c)	1,400	1,494
Orange County School Board Ctfs. of Prtn. Series A, 0%
8/1/13 (MBIA Insured)	2,365	1,710
Palm Beach County School Board Ctfs. of Prtn. Series D,
5.25% 8/1/14 (FSA Insured)	3,535	3,845
Pasco County Solid Waste Disp. & Resource Recovery
Sys. Rev. 6% 4/1/10 (AMBAC Insured) (d)	2,000	2,176

Quarterly Report

62

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Florida – continued
Saint Lucie County School Board Ctfs. of Prtn. 5%
7/1/17 (FSA Insured)	$1,410	$1,507
Seminole County School Board Ctfs. of Prtn. Series A,
5% 7/1/12 (MBIA Insured)	1,520	1,648
		54,357

Georgia – 1.6%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (d)	1,620	1,720
Series A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,310
Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,289
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,829
Cobb County Dev. Auth. Solid Waste Disp. Rev.
(Georgia Waste Mgmt. Proj.) Series A, 3.65%, tender
4/1/06 (c)(d)	1,000	1,001
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev.
Series 2000, 5.75% 9/1/20 (AMBAC Insured)	1,500	1,663
Coweta County Dev. Auth. Rev. (Newman Wtr. Swr. & Lt.
Common Proj.) 5.75% 1/1/16 (AMBAC Insured)	1,440	1,580
Fulton DeKalb Hosp. Auth. Hosp. Rev.:
5% 1/1/07 (FSA Insured)	1,000	1,024
5% 1/1/10 (FSA Insured)	3,370	3,574
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,255
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,907
Series 2005 V:
6.6% 1/1/18 (e)	35	42
6.6% 1/1/18 (MBIA Insured)	1,550	1,870
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp.
Proj.) Series C, 0% 12/1/21 (Escrowed to
Maturity) (e)	1,645	777
		30,841

Hawaii – 0.3%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (FGIC Insured) (d)	3,700	4,352
Series 2001, 5.5% 7/1/06 (FGIC Insured) (d)	1,000	1,018
		5,370

Illinois – 10.4%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	750
Series A, 0% 12/1/16 (FGIC Insured)	1,000	617

63		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	$4,100	$2,652
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,072
5.25% 1/1/33 (MBIA Insured)	3,000	3,143
Series A2, 6% 1/1/11 (AMBAC Insured)	1,205	1,349
5.25% 1/1/11 (FSA Insured)	2,070	2,244
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/08 (FSA Insured)	1,250	1,298
Series A, 5.5% 1/1/29 (MBIA Insured)	4,000	4,140
Series B:
6% 1/1/09 (MBIA Insured) (d)	2,000	2,081
6.125% 1/1/12 (MBIA Insured) (d)	2,740	2,851
Chicago O’Hare Int’l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (d)	10,000	10,781
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,181
5.5% 1/1/10 (AMBAC Insured) (d)	1,350	1,448
6.25% 1/1/08 (AMBAC Insured) (d)	8,815	9,296
6.25% 1/1/08 (Pre-Refunded to 1/1/07
@ 102) (d)(e)	1,005	1,063
5.5% 1/1/09 (AMBAC Insured) (d)	4,400	4,663
Chicago Park District:
Series 2001 A, 5.5% 1/1/18 (FGIC Insured)	2,400	2,603
Series A, 5.25% 1/1/21 (FGIC Insured)	1,765	1,904
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,432
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (e)	1,000	1,101
5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,630
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A,
4.25% 6/1/08 (AMBAC Insured)	3,545	3,571
Cook County Cmnty. College District #508 Ctfs. of Prtn.
8.75% 1/1/07 (FGIC Insured)	5,000	5,344
Cook County Cmnty. Consolidated School District #21,
Wheeling:
0% 12/1/13 (Escrowed to Maturity) (e)	2,500	1,806
0% 12/1/18 (Escrowed to Maturity) (e)	3,900	2,206
Cook County Cmnty. Unit School District #401 Elmwood
Park 0% 12/1/10 (FSA Insured)	3,275	2,708
Cook County High School District #201 J. Sterling
Mortan Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,381

Quarterly Report

64

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
DuPage County Forest Preserve District Rev.:
0% 11/1/09	$4,000	$3,469
0% 11/1/17	2,700	1,591
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) 3.85%, tender 5/1/08 (c)(d)	2,200	2,206
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18
(AMBAC Insured)	1,800	1,006
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series
2004 C, 5.625% 10/1/15	1,505	1,658
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) Series 2000, 5.85% 2/1/07 (d)	2,500	2,570
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	5,600	5,627
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11
@ 101) (e)	2,490	2,745
Series B:
3.1%, tender 7/1/07 (c)(e)	5	5
3.1%, tender 7/1/07 (c)	3,595	3,577
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and
Coke Co. Proj.) Series A, 4.3%, tender 6/1/16
(AMBAC Insured) (c)	1,400	1,408
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/09	1,000	1,047
5% 10/1/10	1,235	1,301
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,985
Illinois Gen. Oblig.:
First Series:
5.25% 4/1/10 (MBIA Insured)	2,495	2,692
5.25% 12/1/17 (FSA Insured)	1,000	1,089
5.375% 7/1/15 (MBIA Insured)	1,300	1,424
5.5% 8/1/10	1,400	1,528
5.5% 4/1/16 (FSA Insured)	1,000	1,100
5.5% 2/1/18 (FGIC Insured)	1,000	1,094
5.5% 8/1/19 (MBIA Insured)	1,250	1,373
5.5% 4/1/17 (MBIA Insured)	2,600	2,802
5.6% 4/1/21 (MBIA Insured)	2,800	3,017
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,059
7% 5/15/22	5,000	5,547
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6%
10/1/16	2,600	2,785

65		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value
		Amount (000s)	(000s)
Illinois – continued
Illinois Health Facilities Auth. Rev.: – continued
(Riverside Health Sys. Proj.) 6.8% 11/15/20
(Pre-Refunded to 11/15/10 @ 101) (e)		$2,755	$3,206
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13		3,430	3,507
6% 6/15/20		1,600	1,767
Kane & DeKalb Counties Cmnty. Unit School District
#302 5.8% 2/1/22 (FGIC Insured)		1,500	1,702
Kane County School District #129, Aurora West Side
Series A:
5.75% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (e)	.	2,580	2,910
5.75% 2/1/16 (Pre-Refunded to 2/1/12 @ 100) (e)	.	2,165	2,442
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit
School District #300, Carpentersville:
0% 12/1/18 (AMBAC Insured)		4,555	2,550
5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)		2,500	2,783
Lake Co. Cmnty. High School District #117, Antioch
Series B, 0% 12/1/20 (FGIC Insured)		5,300	2,676
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)		5,590	4,002
0% 12/1/14 (FSA Insured)		5,180	3,534
0% 12/1/15 (FSA Insured)		3,810	2,473
Series D:
0% 12/1/09 (FSA Insured)		3,480	3,008
0% 12/1/10 (FSA Insured)		3,380	2,795
Lake County Warren Township High School District
#121, Gurnee Series C, 5.75% 3/1/20 (AMBAC
Insured)		2,370	2,708
Metropolitan Pier & Exposition Auth. Dedicated State Tax
Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)		7,100	7,882
Series A:
0% 6/15/11 (Escrowed to Maturity) (e)		7,780	6,304
0% 6/15/16 (FGIC Insured)		2,050	1,297
0% 6/15/17 (FGIC Insured)		3,240	1,948
0% 6/15/20 (FGIC Insured)		1,350	703
0% 6/15/34 (MBIA Insured)		1,000	251
Series 2002 A, 0% 6/15/14 (FGIC Insured)		3,895	2,728
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South
Campus Dev. Proj.) 5.75% 1/15/19 (FGIC Insured)		1,000	1,086

Quarterly Report 66

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.)
5% 8/15/11 (AMBAC Insured)	$1,300	$1,397
Will County Cmnty. Unit School District #365, Valley
View 0% 11/1/17 (FSA Insured)	1,300	768
Will County Forest Preservation District Series B, 0%
12/1/14 (FGIC Insured)	1,000	682
		203,129

Indiana – 4.8%
Anderson School Bldg. Corp.:
5% 7/15/17 (AMBAC Insured) (b)	1,150	1,239
5.5% 7/15/22 (FSA Insured)	2,210	2,436
5.5% 7/15/23 (FSA Insured)	1,000	1,101
Avon 2000 Cmnty. School Bldg. Corp. 5% 1/15/18
(FSA Insured)	1,475	1,577
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,237
5% 1/10/14 (FSA Insured)	1,180	1,271
5% 7/10/14 (FSA Insured)	1,215	1,313
5% 7/10/16 (FSA Insured)	1,180	1,266
Clark-Pleasant 2004 School Bldg. Corp. 5.25%
7/15/21 (FSA Insured)	1,405	1,514
Columbus Repair and Renovation School Bldg. Corp.:
5% 7/15/16 (MBIA Insured)	1,640	1,778
5% 7/15/17 (MBIA Insured)	1,720	1,854
Crown Point Multi-School Bldg. Corp. (Crown Point
Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA
Insured)	6,850	3,957
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,104
5% 1/15/12 (MBIA Insured)	1,295	1,395
Franklin Township Independent School Bldg. Corp.,
Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,852
GCS School Bldg. Corp. One:
5% 7/15/16 (FSA Insured)	1,170	1,259
5.5% 7/15/12 (FSA Insured)	1,280	1,424
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA
Insured)	1,755	1,894
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) 2.7%, tender 10/1/05 (c)(d)	3,275	3,267
Indiana Health Facility Fing. Auth. Rev. (Ascension
Health Cr. Group, Inc. Proj.) Series A, 5%, tender
5/1/07 (c)	6,900	7,095

67		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Indiana – continued
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A:
0% 12/1/17 (AMBAC Insured)	$1,470	$867
0% 6/1/18 (AMBAC Insured)	1,740	998
Series A, 0% 6/1/17 (AMBAC Insured)	3,000	1,808
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis
Arpt. Auth. Proj.) Series I:
5% 1/1/09 (MBIA Insured) (d)	1,600	1,670
5.25% 1/1/10 (MBIA Insured) (d)	3,545	3,760
Indianapolis Resource Recovery Rev. (Ogden Martin
Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,172
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5%
10/1/16 (MBIA Insured)	5,000	5,472
Ivy Tech State College Series I, 5% 7/1/10 (AMBAC
Insured)	1,640	1,758
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC
Insured)	1,090	1,201
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA
Insured)	2,210	2,367
Mooresville School Bldg. Corp. 5% 7/15/16 (XL Cap.
Assurance, Inc. Insured)	1,050	1,121
Perry Township Multi-School Bldg. Corp. 5.25%
1/10/14 (FSA Insured)	2,075	2,263
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,449
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (MBIA Insured)	1,530	1,668
5.25% 7/15/27 (MBIA Insured)	1,310	1,404
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (c)	5,000	5,090
South Harrison School Bldg. Corp. Series A, 5.5%
7/15/20 (FSA Insured)	2,550	2,850
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,818
5% 7/15/17 (FGIC Insured)	2,000	2,121
Wawasee Cmnty. School Corp. New Elementary and
Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,579
Westfield Washington Multi-School Bldg. Corp. Series A,
5% 1/15/12 (FSA Insured)	1,005	1,083
		93,352

Iowa 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3%
6/1/25	3,000	3,069

Quarterly Report

68

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Kansas 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co.
Proj.) Series A, 4.75%, tender 10/1/07 (c)	$2,800	$2,865
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity Leavenworth Health Svcs. Corp.
Proj.) 5.25% 12/1/10 (MBIA Insured)	2,230	2,355
(Sisters of Charity of Leavenworth Health Svcs. Corp.
Proj.) 5.25% 12/1/11 (MBIA Insured)	1,805	1,903
Series II, 5.5% 11/1/19	1,000	1,111
5.5% 11/1/20	1,000	1,108
		9,342

Kentucky 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5%
3/1/10 (MBIA Insured) (d)	1,645	1,732
Louisville & Jefferson County Reg’l. Arpt. Auth. Arpt. Sys.
Rev. Series C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,446
		4,178

Louisiana – 0.2%
Caddo Parish Parishwide School District Series A:
5.25% 3/1/15 (FSA Insured)	1,070	1,177
5.25% 3/1/16 (FSA Insured)	1,290	1,427
East Baton Rouge Parish Pub. Impt. Sales Tax Rev.
Series B, 5% 2/1/12 (AMBAC Insured) (b)	1,000	1,069
New Orleans Gen. Oblig. 0% 9/1/13 (AMBAC Insured)	1,400	1,006
		4,679

Maine – 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28
(Pre-Refunded to 7/1/10 @ 101) (e)	2,710	3,025
Massachusetts 4.2%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	285
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts
Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,463
6.375% 8/1/15	2,460	2,724
6.375% 8/1/16	2,570	2,860
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (c)(d) .	3,000	3,208
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,408
5.75% 6/15/13	3,000	3,298

69 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	$4,000	$4,384
Series 2005 C, 5.25% 9/1/23 (b)	6,300	6,826
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12
@ 100) (e)	2,000	2,186
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts
Biomedical Research Corp. Proj.) Series A2, 0%
8/1/07	5,800	5,466
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air
Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (d)	1,000	1,066
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	1,058
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	4,239
Massachusetts School Bldg. Auth. Dedicated Sales Tax
Rev. Series A:
5% 8/15/25 (FSA Insured)	10,000	10,582
5% 8/15/30 (FSA Insured)	10,000	10,492
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)	5,675	6,056
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll.
Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25%
8/1/13	25	26
Springfield Gen. Oblig.:
5% 8/1/17 (MBIA Insured)	5,640	6,085
5.25% 8/1/14 (MBIA Insured)	5,000	5,539
		82,251

Michigan – 3.2%
Clarkston Cmnty. Schools:
5.25% 5/1/29	1,400	1,494
5.375% 5/1/22	1,000	1,099
Detroit City School District Series A, 5.5% 5/1/11 (FSA
Insured)	1,965	2,170
Detroit Convention Facilities Rev. (Cobo Hall Expansion
Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,163
5% 9/30/12 (MBIA Insured)	1,500	1,629
Detroit Gen. Oblig.:
Series A, 5% 4/1/08 (FSA Insured)	6,600	6,880
Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,492
Detroit Swr. Disp. Rev. Series 2001 D1, 5.5%, tender
7/1/08 (MBIA Insured) (c)	10,000	10,568

Quarterly Report

70

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Michigan – continued
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25%
7/1/33 (FGIC Insured)	$190	$200
Ferndale Gen. Oblig. 5% 4/1/16 (FGIC Insured)	1,450	1,551
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC
Insured) (Pre-Refunded to 5/1/07 @ 39.31) (e)	7,800	2,911
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	1,000	1,095
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W,
4.875% 9/1/10 (AMBAC Insured) (d)	8,915	9,243
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 6.125%
11/15/26 (Pre-Refunded to 11/15/09 @ 101) (e) .	800	894
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,070
5.5% 3/1/17	1,885	2,015
(McLaren Health Care Corp. Proj.) Series A, 5%
6/1/19	8,000	8,259
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09
(Escrowed to Maturity) (e)	1,195	1,239
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,078
Michigan Muni. Bond Auth. Rev. Series G, 6.3%
11/1/05 (AMBAC Insured)	40	40
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison
Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (d)	1,500	1,591
Southfield Pub. Schools Series A, 5.25% 5/1/16
(Liquidity Facility Sumitomo Bank Lease Fin., Inc.
(SBLF))	1,025	1,120
Troy School District 5% 5/1/12 (MBIA Insured) (b)	1,075	1,140
		62,941

Minnesota 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health
Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,321
5.625% 12/1/22	575	619
Osseo Independent School District #279 Series B, 5%
2/1/13	2,445	2,583
Rochester Health Care Facilities Rev. (Mayo Foundation
Proj.) Series A, 5.5% 11/15/27	5,910	6,249
Saint Paul Port Auth. Lease Rev. (HealthEast Midway
Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,480
		12,252

71 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Mississippi – 0.3%
Harrison County School District 5% 3/1/16 (AMBAC
Insured)	$1,660	$1,794
Mississippi Higher Ed. Student Ln. Series 2000 B3,
5.45% 3/1/10 (d)	3,800	4,009
		5,803

Missouri – 0.9%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series 2003 B,
5% 2/1/12 (FGIC Insured)	2,900	3,136
Series A, 5% 2/1/08 (FGIC Insured)	1,905	1,985
Mehlville School District #R-9, Saint Louis County Ctfs. of
Prtn.:
(Missouri Cap. Impt. Projs.) Series 2002, 5.5%
9/1/17 (Pre-Refunded to 9/1/12 @ 100) (e)	1,000	1,120
5% 9/1/16 (FSA Insured)	2,030	2,184
Missouri Dev. Fin. Board Infrastructure Facilities Rev.
(City of Branson Branson Landing Proj.) Series 2005 A,
6% 6/1/20	1,000	1,155
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll.
Cont. & Drinking Wtr. Rev. (State Revolving Fund
Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,480
Missouri Highways & Trans. Commission State Road Rev.
Series 2001 A, 5.625% 2/1/13	2,370	2,610
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts
Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured) .	2,010	2,157
		16,827

Montana 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.)
Series A, 5.2%, tender 5/1/09 (c)	2,900	3,025
Nevada 0.9%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,602
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,171
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30
(MBIA Insured)	1,500	1,603
Clark County Las Vegas-McCarran Int’l. Arpt. Passenger
Facility Charge Rev. Series 2002 A, 5% 7/1/07
(MBIA Insured) (d)	5,735	5,882
Clark County School District Series C, 5.375% 6/15/15
(Pre-Refunded to 6/15/12 @ 100) (e)	1,000	1,110
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17
(MBIA Insured)	2,300	2,489

Quarterly Report 72

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Nevada – continued
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16
(FSA Insured)	$4,140	$2,613
Washoe County School District Gen. Oblig. 5% 6/1/10
(FGIC Insured)	1,400	1,499
		17,969

New Hampshire – 0.2%
Manchester School Facilities Rev. 5.5% 6/1/20
(Pre-Refunded to 6/1/13 @ 100) (e)	1,150	1,292
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United
Illumination Co.) Series A, 3.65%, tender 2/1/10
(AMBAC Insured) (c)(d)	2,400	2,382
		3,674

New Jersey – 2.6%
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured) .	1,200	1,287
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.125% 3/1/28 (b)	2,000	2,103
5.25% 3/1/15 (b)	3,000	3,301
5.25% 3/1/23 (b)	1,500	1,606
5.25% 3/1/26 (b)	2,000	2,128
New Jersey Gen. Oblig. Series 2005 N, 5.25%
7/15/10 (FGIC Insured) (b)	2,500	2,694
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 A, 3.15%, tender 1/1/10 (AMBAC
Insured) (c)	4,950	4,921
Series A, 5.6% 1/1/22 (Pre-Refunded to 1/1/10
@ 100) (e)	600	656
New Jersey Trans. Trust Fund Auth.:
Series A, 5.25% 12/15/08 (MBIA Insured)	5,000	5,315
Series B:
5.25% 12/15/10 (FGIC Insured)	4,500	4,893
5.25% 12/15/11 (FGIC Insured)	4,900	5,354
5.25% 12/15/16 (MBIA Insured)	5,000	5,554
5.25% 12/15/17 (FGIC Insured)	4,000	4,422
Tobacco Settlement Fing. Corp. 5.75% 6/1/32	4,910	5,124
Union County Impt. Auth. (Juvenile Detention Ctr. Facility
Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,213
		51,571

New Mexico – 0.3%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC
Insured) (d)	1,400	1,472

73		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
New Mexico – continued
New Mexico Edl. Assistance Foundation Sr. Series A3,
4.95% 3/1/09 (d)	$2,000	$2,079
New Mexico Edl. Assistance Foundation Student Ln. Rev.
Sr. Series IV A1, 7.05% 3/1/10 (d)	2,075	2,126
		5,677

New York – 8.3%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo
City School District Proj.):
5.75% 5/1/16 (FSA Insured)	4,740	5,343
5.75% 5/1/17 (FSA Insured)	2,895	3,302
5.75% 5/1/19 (FSA Insured)	5,590	6,355
5.75% 5/1/22 (FSA Insured)	10,765	12,155
5.75% 5/1/25 (FSA Insured)	1,715	1,935
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,747
5% 6/1/11	1,075	1,143
Metropolitan Trans. Auth. Rev. Series F, 5.25%
11/15/27 (MBIA Insured)	1,400	1,500
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5% 1/1/07	3,090	3,164
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,509
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,764
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,103
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (e)	1,700	1,883
Metropolitan Trans. Auth. Transit Facilities Rev. Series C,
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (e) .	305	327
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC
Insured)	850	908
Nassau County Interim Fin. Auth. Series 2000 A, 5.75%
11/15/11 (MBIA Insured)	1,000	1,103
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,035	2,302
Series 2002 C, 5.5% 8/1/13	2,000	2,201
Series 2003 I, 5.75% 3/1/16	2,100	2,335
Series 2005 J:
5% 3/1/12	3,020	3,228
5% 3/1/20	9,000	9,469
Series 2005 K, 5% 8/1/11	6,000	6,418
Series A, 5.25% 11/1/14 (MBIA Insured)	600	655
Series C:
5.75% 3/15/27 (FSA Insured)	465	515

Quarterly Report 74

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York City Gen. Oblig.: – continued
Series C:
5.75% 3/15/27 (Pre Refunded to 3/15/12 @ 100) (e)	$1,035	$1,173
Series E, 6% 8/1/11	60	62
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,083
Series H, 5.75% 3/15/11 (FGIC Insured)	1,605	1,779
Series J:
5.875% 2/15/19	35	36
5.875% 2/15/19 (Pre-Refunded to 2/15/06
@ 101.5) (e)	60	62
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,937
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev. Series B, 5.875% 6/15/26 (Pre-Refunded to
6/15/06 @ 101) (e)	7,600	7,823
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	3,400	3,766
Series C, 7.5% 7/1/10	5,085	5,610
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11
(MBIA Insured)	1,400	1,489
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12
(FGIC Insured)	9,000	9,689
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13
(AMBAC Insured)	575	582
Series 2003 A, 5% 3/15/09	3,000	3,168
New York State Envir. Facilities Corp. Clean Wtr. &
Drinking Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,138
4.875% 6/15/20	2,200	2,269
5% 6/15/15	775	817
New York State Thruway Auth. Gen. Rev. Series 2005 G,
5.25% 1/1/27 (FSA Insured)	5,000	5,424
New York State Thruway Auth. Svc. Contract Rev. 5.5%
4/1/16	765	838
New York Thruway Auth. Second Gen. Hwy. & Bridge
Trust Fund Series A, 5.25% 4/1/22 (Pre-Refunded to
4/1/13 @ 100) (e)	1,000	1,112
New York Transitional Fin. Auth. Rev. Series A, 5.75%
2/15/16	1,000	1,099
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,972
Series A1:
5% 6/1/11	10,000	10,129

75		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
Tobacco Settlement Fing. Corp.: – continued
Series A1:
5.25% 6/1/21 (AMBAC Insured)	$2,200	$2,357
5.25% 6/1/22 (AMBAC Insured)	3,450	3,697
5.5% 6/1/15	8,000	8,642
Series C1:
5.5% 6/1/14	2,700	2,886
5.5% 6/1/20	800	880
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A,
5.125% 1/1/22	2,000	2,122
		162,005

New York & New Jersey – 0.7%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (d)	7,620	8,039
124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,263
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/13 (MBIA Insured) (d)	4,100	4,630
		13,932

North Carolina – 2.0%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,727
5.25% 6/1/20 (AMBAC Insured)	1,520	1,643
North Carolina Ctfs. of Prtn. (Repair and Renovation
Proj.) Series B, 5.25% 6/1/17	1,400	1,532
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	2,000	2,165
Series A:
5.5% 1/1/11	1,565	1,670
5.75% 1/1/26	1,000	1,058
Series B:
5.875% 1/1/21 (MBIA Insured)	5,800	6,096
6% 1/1/06	5,250	5,281
6.125% 1/1/09	2,120	2,267
Series C:
5.25% 1/1/10	2,630	2,762
5.5% 1/1/07	500	513
5.5% 1/1/07 (MBIA Insured)	2,340	2,412
Series D:
5.375% 1/1/10	3,315	3,497
6% 1/1/09	3,240	3,363

Quarterly Report 76

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
North Carolina – continued
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn.
(North Carolina Correctional Facilities Proj.) Series A,
5% 2/1/17	$2,500	$2,675
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.
Series 1992, 7.25% 1/1/07	1,300	1,359
		40,020

North Dakota 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15
(AMBAC Insured)	3,685	4,082
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25%
6/1/07 (FGIC Insured)	1,140	1,180
		5,262

Ohio – 0.6%
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC
Insured)	2,000	2,235
Indian Hill Exempt Village School District Hamilton
County 5.5% 12/1/16 (Pre-Refunded to 12/1/11
@ 100) (e)	1,060	1,180
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys.,
Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	3,000	3,332
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 3.5%,
tender 1/1/06 (c)	1,000	999
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison
Co. Proj.) Series A, 3.35%, tender 6/1/06 (c)	1,700	1,696
Olentangy Local School District 5.5% 12/1/15 (FSA
Insured)	1,000	1,107
Richland County Hosp. Facilities (MedCentral Health Sys.
Proj.) Series B, 6.375% 11/15/22	1,500	1,602
		12,151

Oklahoma – 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0%
11/1/11 (Escrowed to Maturity) (e)	1,000	789
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5%
11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,163
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC
Insured)	2,350	2,681
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10
(Escrowed to Maturity) (e)	3,700	3,889
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,426

77		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value
		Amount (000s)	(000s)
Oklahoma – continued
Oklahoma City Pub. Property Auth. Hotel Tax Rev.: -
continued
5.5% 10/1/20 (FGIC Insured)		$1,550	$1,729
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A,
5.75% 10/1/25 (MBIA Insured)		4,000	4,370
			17,047

Oregon – 0.4%
Clackamas County School District #62C, Oregon City
Series 2004, 5% 6/15/18 (FSA Insured)		1,800	1,923
Multnomah County Gen. Oblig. Series 2000 A, 5.5%
4/1/20 (Pre-Refunded to 4/1/10 @ 100) (e)		1,000	1,094
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B,
5% 5/1/09 (FSA Insured)		1,320	1,395
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (e)	.	1,520	1,683
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (e)	.	1,950	2,159
			8,254

Pennsylvania – 2.1%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.)
Series A1:
5.75% 1/1/07 (MBIA Insured) (d)		2,000	2,053
5.75% 1/1/12 (MBIA Insured) (d)		1,210	1,315
Allegheny County Hosp. Dev. Auth. Rev. (UPMC Health
Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC
Insured)		1,330	1,382
Annville-Cleona School District 5.5% 3/1/23 (FSA
Insured)		1,300	1,446
Canon McMillan School District Series 2001 B, 5.75%
12/1/33 (FGIC Insured)		1,400	1,539
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev.
(Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender
12/1/09 (AMBAC Insured) (c)(d)		5,665	5,630
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med.
Ctr. Proj.) 5.75% 12/15/13		1,165	1,224
Montgomery County Higher Ed. & Health Auth. Hosp.
Rev. (Abington Memorial Hosp. Proj.) Series A, 6%
6/1/22 (AMBAC Insured)		3,930	4,713
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities
Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)		1,300	1,391
6.5% 11/1/16 (d)		1,100	1,211

Quarterly Report 78

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Pennsylvania – continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities
Rev.: – continued
(Shippingport Proj.) Series A, 4.35%, tender
6/1/10 (c)(d)	$1,200	$1,190
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A,
5% 8/15/16 (AMBAC Insured)	1,400	1,499
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,413
Pennsylvania Tpk. Commission Tpk. Rev. Series S,
5.625% 6/1/12 (FGIC Insured)	2,500	2,790
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12
(XL Cap. Assurance, Inc. Insured)	1,000	1,079
Philadelphia Muni. Auth. Rev. Series B, 5.25%
11/15/11 (FSA Insured)	3,360	3,665
Philadelphia School District Series B, 5% 4/1/11
(AMBAC Insured)	2,100	2,258
West Allegheny School District Series B, 5.25% 2/1/13
(FGIC Insured)	1,345	1,482
		40,280

Puerto Rico 0.0%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender
7/1/07 (MBIA Insured) (c)	1,000	1,020
South Carolina – 1.4%
Charleston County Hosp. Facilities (Care Alliance Health
Services Proj.) Series A, 5.25% 8/15/11	1,765	1,882
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee
Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC
Insured)	2,310	2,497
Greenville County Pub. Facilities Corp. Certificate of
Prtn. (Courthouse and Detention Proj.) 5% 4/1/11
(AMBAC Insured)	1,565	1,687
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities
Rev. (Palmetto Health Alliance Proj.) Series A, 7.125%
12/15/15 (Pre-Refunded to 12/15/10 @ 102) (e)	5,500	6,528
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18
(MBIA Insured) (b)	1,800	1,944
Series 2005 B, 5% 1/1/10 (MBIA Insured) (b)	3,000	3,214
Series A:
5.5% 1/1/14 (FGIC Insured) (b)	1,300	1,465
5.5% 1/1/16 (FGIC Insured) (b)	2,705	3,077

79		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
South Carolina – continued
Univ. of South Carolina Higher Ed. Facilities Rev. Series A:
5% 6/1/16 (MBIA Insured)	$2,040	$2,225
5% 6/1/17 (MBIA Insured)	2,035	2,209
		26,728

South Dakota 0.4%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10
@ 100) (e)	2,000	2,199
5.625% 12/1/17 (Pre-Refunded to 12/1/10
@ 100) (e)	2,115	2,321
5.625% 12/1/18 (Pre-Refunded to 12/1/10
@ 100) (e)	2,350	2,574
		7,094

Tennessee – 1.2%
Knox County Health Edl. & Hsg. Facilities Board Hosp.
Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,362
6.25% 1/1/13 (MBIA Insured)	1,700	1,967
7.25% 1/1/10 (MBIA Insured)	8,000	9,192
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,877
5% 9/1/11 (MBIA Insured)	1,835	1,970
5% 9/1/13 (MBIA Insured)	2,010	2,172
Metropolitan Govt. Nashville & Davidson County Health
& Edl. Facilities Board Rev. (Ascension Health Cr.
Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09
@ 101) (e)	1,200	1,329
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (e)	1,600	1,779
Shelby County Health Edl. & Hsg. Facility Board Hosp.
Rev. (Methodist Health Care Proj.) 5.5% 4/1/09
(MBIA Insured)	1,100	1,172
		22,820

Texas 17.4%
Abilene Independent School District 5% 2/15/17	1,090	1,174
Alief Independent School District Series 2004 B, 5%
2/15/09	2,000	2,109
Alvin Independent School District Series A, 5.25%
2/15/17	1,015	1,108

Quarterly Report

80

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Arlington Independent School District 0% 2/15/07	$1,570	$1,503
Austin Cmnty. College District 5% 8/1/18 (AMBAC
Insured)	1,000	1,066
Austin Independent School District:
5.25% 8/1/11 (b)	3,515	3,748
5.7% 8/1/11	1,070	1,095
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,311
0% 11/15/12 (AMBAC Insured)	2,000	1,511
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	1,365	1,495
5.375% 5/1/16 (FSA Insured)	1,425	1,554
5.375% 5/1/17 (FSA Insured)	1,490	1,620
Birdville Independent School District:
0% 2/15/12	4,150	3,238
5% 2/15/10	1,200	1,278
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co.
Proj.) Series 1995 B, 5.05%, tender 6/19/06 (c)(d)	8,180	8,259
Brownsville Independent School District 5% 8/15/16	3,065	3,315
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA
Insured)	1,500	1,656
Cedar Hill Independent School District:
0% 8/15/07	1,270	1,196
0% 8/15/07 (Pre-Refunded to 8/15/06
@ 99.261) (e)	195	184
Clint Independent School District 5.5% 8/15/18	1,000	1,101
Corpus Christi Gen. Oblig.:
5% 3/1/09 (AMBAC Insured)	1,505	1,588
5% 3/1/10 (AMBAC Insured)	1,565	1,668
Corpus Christi Util. Sys. Rev. 5.25% 7/15/16 (FSA
Insured)	3,000	3,337
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,340
5.75% 2/15/17	1,500	1,666
Dallas County Gen. Oblig. Series A, 0% 8/15/07	3,605	3,399
Dallas Independent School District Series 2005, 5.25%
8/15/11	2,000	2,180
Del Valle Independent School District:
5% 2/1/15	2,015	2,173
5% 2/1/16	2,195	2,359
5.5% 2/1/10	1,275	1,383
5.5% 2/1/11	1,350	1,479

81		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Denton County Gen. Oblig.:
5% 7/15/13 (FSA Insured)	$1,195	$1,297
5% 7/15/14 (FSA Insured)	3,570	3,846
El Paso Independent School District 5% 8/15/15	2,160	2,349
El Paso Wtr. & Swr. Rev. 5% 3/1/11 (AMBAC Insured) .	3,100	3,330
Fort Worth Independent School District 5% 2/15/12	1,500	1,617
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA
Insured)	2,000	2,147
Garland Independent School District:
Series A:
4% 2/15/17	3,505	3,489
5% 2/15/10	1,000	1,065
5.5% 2/15/12	2,180	2,362
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC
Insured)	1,170	1,258
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (e)	1,385	1,522
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	5,891
Series A, 5.25% 8/15/35 (FSA Insured) (b)	3,400	3,569
0% 10/1/16 (MBIA Insured)	6,180	3,872
Harris County Health Facilities Dev. Corp. Rev. (Saint
Luke’s Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11
@ 100) (e)	2,500	2,796
5.625% 2/15/15 (Pre-Refunded to 8/15/11
@ 100) (e)	2,680	2,997
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr.
Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,100
5.5% 3/1/18 (FGIC Insured)	1,140	1,244
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375%
7/15/11 (FSA Insured) (d)	3,300	3,408
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,174
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	265
Houston Independent School District:
Series A, 0% 8/15/11	13,740	10,975
0% 8/15/10 (AMBAC Insured)	2,200	1,844
0% 8/15/15	2,000	1,317

Quarterly Report

82

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	$2,600	$2,158
0% 12/1/11 (AMBAC Insured)	8,250	6,544
Humble Independent School District:
0% 2/15/10	2,320	1,984
0% 2/15/16	1,250	808
0% 2/15/17	1,400	856
Katy Independent School District Series A, 0% 2/15/07	2,550	2,441
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	607
Series A, 0% 8/15/12	1,590	1,212
Klein Independent School District Series A:
5% 8/1/13	1,455	1,579
5% 8/1/14	5,110	5,550
La Joya Independent School District 5.75% 2/15/17
(Pre-Refunded to 2/15/10 @ 100) (e)	2,200	2,423
Lamar Consolidated Independent School District 5.25%
2/15/14	3,750	3,913
Laredo Gen. Oblig.:
5.125% 8/15/11 (FGIC Insured)	2,225	2,359
5.25% 2/15/13 (FGIC Insured)	1,335	1,346
Lewisville Independent School District 0% 8/15/08	5,000	4,451
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed
to Maturity) (e)	615	552
Lower Colorado River Auth. Transmission Contract Rev.
(LCRA Transmission Services Corp. Proj.) Series C,
5.25% 5/15/21 (AMBAC Insured)	2,405	2,589
Mansfield Independent School District:
5.5% 2/15/13	1,575	1,720
5.5% 2/15/14	2,280	2,487
5.5% 2/15/15	2,270	2,501
5.5% 2/15/16	3,450	3,801
5.5% 2/15/18	1,000	1,085
5.5% 2/15/19	2,530	2,743
McLennan County Jr. College District 5% 8/15/17 (FSA
Insured)	1,235	1,322
Mesquite Independent School District 5.375% 8/15/11 .	1,500	1,582
Midway Independent School District 0% 8/15/19	1,400	749
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	573
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	3,480	3,905

83 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Mount Pleasant Independent School District 5.5%
2/15/17	$1,010	$1,103
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,064
5.5% 8/15/26 (FGIC Insured)	1,225	1,346
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,236
North Central Health Facilities Dev. Corp. Rev. Series
1997 B, 5.75% 2/15/15 (MBIA Insured)	2,520	2,868
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,208
5.5% 2/15/13	1,090	1,191
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,220	1,348
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (e)	530	586
Pearland Independent School District Series A, 5.875%
2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	1,000	1,123
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10
@ 100) (e)	1,000	1,110
5.75% 8/15/17 (Pre-Refunded to 8/15/10
@ 100) (e)	500	555
5.75% 8/15/19 (Pre-Refunded to 8/15/10
@ 100) (e)	2,000	2,220
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School
Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10
@ 100) (e)	1,210	1,339
Rockwall Independent School District:
5.375% 2/15/17	1,045	1,134
5.375% 2/15/18	1,370	1,486
5.625% 2/15/11	3,865	4,261
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (e) .	1,940	2,156
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (e) .	1,510	1,678
0% 2/15/07	7,645	7,317
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,112
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,050	1,167
San Antonio Elec. & Gas Systems Rev.:
5.375% 2/1/17	3,495	3,791
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,742
5.75% 2/1/11 (Escrowed to Maturity) (e)	1,410	1,531
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,912

Quarterly Report 84

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
San Antonio Muni. Drainage Util. Sys. Rev.: – continued
5.25% 2/1/14 (MBIA Insured)	$1,835	$2,023
San Antonio Wtr. Sys. Rev. 5.875% 5/15/17	1,000	1,092
San Marcos Consolidated Independent School District:
5% 8/1/16	1,190	1,283
5% 8/1/21	1,600	1,693
Snyder Independent School District 5.25% 2/15/26
(AMBAC Insured)	1,350	1,452
Southwest Higher Ed. Auth. Rev. (Southern Methodist
Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,243
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/14	2,700	2,922
5.375% 2/1/18	1,400	1,508
Spring Independent School District 0% 2/15/07	5,900	5,647
Tarrant County Health Facilities Dev. Corp. Hosp. Rev.
5.375% 11/15/20	1,250	1,295
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (d)	6,885	7,292
5.375% 8/1/10 (d)	1,900	2,039
5% 8/1/09 (d)	5,000	5,066
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement
Commission Projs.) Series A, 5% 2/1/10 (AMBAC
Insured)	1,000	1,066
Texas State Univ. Sys. Fing. Rev.:
5% 3/15/12 (FSA Insured)	2,000	2,160
5% 3/15/16 (FSA Insured)	4,565	4,917
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38
(AMBAC Insured)	10,110	11,219
Texas Tpk. Auth. Dallas North Tollway Rev.:
5.25% 1/1/23 (FGIC Insured)	7,000	7,173
6.5% 1/1/07 (FGIC Insured)	5,090	5,304
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,819
Series B, 5.625% 7/15/21	2,010	2,171
Travis County Health Facilities Dev. Corp. Rev.
(Ascension Health Cr. Prog.) Series A, 6.25%
11/15/19 (Pre-Refunded to 11/15/09 @ 101) (e)	4,000	4,495
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5.5%
2/1/19 (Pre-Refunded to 2/1/13 @ 100) (e)	1,000	1,122
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother
Frances Hosp. Reg’l. Health Care Ctr. Proj.) 5.25%
7/1/10	4,080	4,214

85		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Waxahachie Independent School District:
0% 8/15/14	$1,460	$1,010
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (e)	4,780	2,075
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (e)	3,860	1,565
Webb County Gen. Oblig. 5% 2/15/09 (FGIC Insured) .	1,230	1,297
White Settlement Independent School District 5.75%
8/15/34	1,250	1,383
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	35	38
5.5% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (e)	1,400	1,560
Ysleta Independent School District 0% 8/15/11	1,100	879
		340,289

Utah 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B,
5.75% 7/1/16 (MBIA Insured)	1,000	1,061
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.)
5.5% 5/15/12 (AMBAC Insured)	5,000	5,501
Salt Lake County Wtr. Conservancy District Rev. Series A,
0% 10/1/06 (AMBAC Insured)	3,500	3,399
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5%
7/1/10 (AMBAC Insured)	2,740	2,938
		12,899

Vermont – 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher
Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,133
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,326
		4,459

Virginia – 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(d)	1,000	1,008
Arlington County Indl. Dev. Auth. Resource Recovery
Rev. (Alexandria/Arlington Waste Proj.) Series B,
5.375% 1/1/11 (FSA Insured) (d)	2,750	2,929
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (d)	1,380	1,411
5.85% 5/1/08 (d)	1,370	1,402
		6,750

Quarterly Report

86

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Washington 7.5%
Chelan County Pub. Util. District #1 Columbia River-Rock
Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	$2,800	$1,659
0% 6/1/24 (MBIA Insured)	1,505	608
0% 6/1/29 (MBIA Insured)	5,600	1,713
Chelan County Pub. Util. District #1 Rev. Series 2005 A,
5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,063
Chelan County School District #246, Wenatchee 5.5%
12/1/19 (FSA Insured)	1,300	1,422
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,755
5.25% 1/1/11 (FSA Insured)	1,715	1,863
5% 1/1/09 (MBIA Insured)	1,265	1,334
5% 1/1/10 (MBIA Insured)	2,000	2,134
Clark County School District #114, Evergreen 5.375%
12/1/14 (FSA Insured)	2,000	2,201
Clark County School District #37, Vancouver Series C,
0% 12/1/19 (FGIC Insured)	3,000	1,587
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (FSA
Insured)	460	500
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6%
7/1/17 (MBIA Insured)	4,000	4,514
Franklin County Pub. Util. District #1 Elec. Rev. 5.625%
9/1/21 (MBIA Insured)	2,000	2,192
Grant County Pub. Util. District #2 Wanapum Hydro
Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (d)	1,235	1,305
Series B, 5.25% 1/1/16 (FGIC Insured) (d)	1,000	1,074
King County School District #414, Lake Washington
5.25% 12/1/15 (Pre-Refunded to 12/1/10
@ 100) (e)	1,000	1,091
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	7,974
5.5% 1/1/17 (FSA Insured)	2,565	2,811
5.5% 1/1/18 (FSA Insured)	3,010	3,283
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (d)	6,225	6,513
Series B:
5.25% 9/1/07 (FGIC Insured) (d)	3,185	3,288
5.5% 9/1/08 (FGIC Insured) (d)	3,750	3,954
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC
Insured)	1,000	1,086

87		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Washington – continued
Snohomish County Pub. Hosp. District #2 (Stevens Health
Care Proj.):
4.5% 12/1/07 (FGIC Insured)	$1,705	$1,752
4.5% 12/1/09 (FGIC Insured)	855	892
Snohomish County School District #4, Lake Stevens
5.125% 12/1/17 (FGIC Insured)	2,000	2,174
Spokane Pub. Facilities District Hotel/Motel Tax &
Sales/Use Tax Rev. 5.75% 12/1/18 (MBIA Insured)	1,000	1,144
Tacoma Elec. Sys. Rev. Series A, 5.625% 1/1/21
(Pre-Refunded to 1/1/11 @ 101) (e)	3,800	4,246
Tumwater School District #33, Thurston County Series
1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,073
0% 12/1/12 (FGIC Insured)	6,830	5,163
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0%
8/1/12 (MBIA Insured)	2,025	1,545
Series 2001 C, 5.25% 1/1/16	3,000	3,233
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,336
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	1,854
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5%
10/1/13 (MBIA Insured)	3,065	3,342
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC
Insured)	3,000	3,218
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.
Series 1997 B, 5.125% 7/1/13 (FSA Insured)	9,500	9,980
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.
Series A, 5% 7/1/12 (FSA Insured)	3,500	3,714
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	14,310
0% 7/1/10	18,250	15,275
0% 7/1/12 (MBIA Insured)	4,000	3,043
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	7,806
		147,024

West Virginia – 0.0%
Kanawha/Putnam County, Huntington/Charlestown City
Series 1984 A, 0% 12/1/16 (Escrowed to
Maturity) (e)	1,100	679

Quarterly Report

88

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Wisconsin – 0.9%
Badger Tobacco Asset Securitization Corp. 6.125%
6/1/27	$2,305	$2,461
Evansville Cmnty. School District 5% 4/1/16 (FSA
Insured)	1,460	1,589
Fond Du Lac School District 5.75% 4/1/12
(Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,104
Menasha Joint School District:
5.5% 3/1/19 (e)	970	1,082
5.5% 3/1/19 (FSA Insured)	60	65
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/11 (MBIA Insured) (b)	2,500	2,662
Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11
@ 100) (e)	1,000	1,101
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton
Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,917
5.75% 8/15/12	1,760	1,945
6% 8/15/16	1,000	1,105
6.25% 8/15/22	1,600	1,762
		16,793

TOTAL MUNICIPAL BONDS
(Cost $1,795,421)		1,841,080

Municipal Notes 0.5%

Michigan – 0.5%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp.
Proj.) Series 1988 A, 5.25%, VRDN (c)
(Cost $10,830)	10,830	10,830

TOTAL INVESTMENT PORTFOLIO 94.8%
(Cost $1,806,251)		1,851,910

NET OTHER ASSETS – 5.2%		101,223

NET ASSETS 100%		$1,953,133

Security Type Abbreviation
VRDN — VARIABLE RATE DEMAND NOTE

89 Quarterly Report

Investments (Unaudited) continued

Legend

(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals. (e) Security collateralized by an amount sufficient to pay interest and principal.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,805,862,000. Net unrealized appreciation aggregated $46,048,000, of which $52,347,000 related to appreciated investment securities and $6,299,000 related to depreciated investment securities.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

91 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005